UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 10

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2012

Date of reporting period:	4/30/2012

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON EQUITY INCOME FUND

SEMIANNUAL REPORT • APRIL 30, 2012

Fund Type

Equity Income

Objective

Income and Capital Appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 15, 2012

Dear Shareholder:

After an extraordinary career at Prudential, Judy Rice retired at the end of 2011 as President of Prudential Investments and President and Director of the Prudential Jennison Equity Income Fund (the Fund). While she will remain as Chairman of Prudential Investments until the end of 2012, I was named to succeed her as President of Prudential Investments and President and Director of the Fund effective January 1, 2012. I previously served as Executive Vice President of Retail Mutual Fund Distribution for Prudential Investments for the past six years.

Since this is my first letter to shareholders, I would like to recognize Judy for the significant contributions she made in building the Prudential Investments fund family and her unflagging commitment to helping investors like you meet the challenges of a rapidly changing investment environment. My goal is to build on Judy’s accomplishments, with a particular focus on delivering the solutions you need to address your financial goals.

I hope you find the semiannual report for the Fund informative. We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial professional can help you create a diversified investment plan that reflects your personal investor profile and risk tolerance. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets. We encourage you to call your financial professional before making any investment decision.

Prudential Investments provides a wide range of mutual funds to choose from that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of Prudential Financial’s affiliated asset managers. Thank you for choosing the Prudential Investments family of mutual funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Equity Income Fund

Prudential Jennison Equity Income Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.22%; Class B, 1.92%; Class C, 1.92%; Class L, 1.42%; Class Q, 0.83%; Class R, 1.67%; Class X, 1.92%; Class Z, 0.92%. Net operating expenses: Class A, 1.17%; Class B, 1.92%; Class C, 1.92%; Class L, 1.42%; Class Q, 0.83%; Class R, 1.42%; Class X, 1.92%; Class Z, 0.92%, after contractual reduction through 2/28/2013.

Cumulative Total Returns (Without Sales Charges) as of 4/30/12
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	9.65%	–0.58%	18.50%	N/A	70.37% (4/12/04)
Class B	9.21	–1.35	14.14	N/A	59.96 (4/12/04)
Class C	9.31	–1.28	14.26	73.94%	—
Class L	9.51	–0.83	16.94	82.60	—
Class Q	9.85	–0.16	N/A	N/A	8.68 (1/18/11)
Class R	9.52	–0.83	N/A	N/A	7.88 (1/18/11)
Class X	9.32	–1.28	14.50	74.36	—
Class Z	9.88	–0.32	N/A	N/A	33.54 (8/25/08)
Lipper Equity Income Funds Index	11.11	2.29	–0.49	57.26	—
S&P 500 Index	12.76	4.73	5.13	58.34	—
Lipper Equity Income Funds Average	10.34	2.51	5.29	68.50	—

Average Annual Total Returns (With Sales Charges) as of 3/31/12
		One Year	Five Years	Ten Years	Since Inception
Class A		–2.43%	3.25%	N/A	6.17% (4/12/04)
Class B		–2.56	3.52	N/A	6.09 (4/12/04)
Class C		1.44	3.66	5.09%	—
Class L		–2.98	2.92	4.98	—
Class Q		3.61	N/A	N/A	7.17 (1/18/11)
Class R		2.99	N/A	N/A	6.58 (1/18/11)
Class X		–3.55	3.30	5.12	—
Class Z		3.44	N/A	N/A	8.36 (8/25/08)
Lipper Equity Income Funds Index		5.99	0.79	4.31	—
S&P 500 Index		8.51	2.01	4.12	—
Lipper Equity Income Funds Average		5.95	1.80	4.99	—

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class L and Class X shares are not offered to new purchasers and are available only through exchanges from the same share class of certain other Prudential Investments mutual funds. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, and Class X shares are subject to a maximum CDSC of 5%, 1%, and 6%, respectively. Class Q, Class R, and Class Z shares are not subject to a sales charge. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, and Class X shares are subject to a 12b-1 fee of 1%. Class L shares are subject to a 12b-1 fee of 0.50%. Class R shares are subject to a 12b-1 fee of up to 0.75%. Class Q and Class Z shares are not subject to a 12b-1 fee. Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without a distribution and service (12b-1) fee waiver of 0.05% and 0.25% for Class A and Class R shares, respectively, the returns shown in the tables would have been lower.

Benchmark Definitions

Lipper Equity Income Funds Index

Funds in the Lipper Equity Income Funds Index are unmanaged and seek relatively high current income and growth of income by investing at least 65% of their portfolios in dividend-paying equity securities. These funds’ gross or net yields must be at least 125% of the average gross or net yield of the U.S. diversified equity fund universe. Lipper Equity Income Funds Index Closest Month-End to Inception cumulative total returns as of 4/30/12 are 45.34% for Class A and Class B; 9.38% for Class Q and Class R; and 15.82% for Class Z. Lipper Equity Income Funds Index Closest Month-End to Inception average annual total returns as of 3/31/12 are 4.83% for Class A and Class B; 8.33% for Class Q and Class R; and 4.29% for Class Z.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total returns as of 4/30/12 are 46.32% for Class A and Class B; 11.56% for Class Q and Class R; and 18.19% for Class Z. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/12 are 4.96% for Class A and Class B; 10.43% for Class Q and Class R; and 4.96% for Class Z.

Lipper Equity Income Funds Average

Funds in the Lipper Equity Income Funds Average (Lipper Average) seek relatively high current income and growth of income through investing 65% or more of their portfolios in dividend-paying equity securities. Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/12 are 54.18% for Class A and Class B; 9.85% for Class Q and Class R; and 17.93% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/12 are 5.53% for Class A and Class B; 8.64% for Class Q and Class R; and 4.75% for Class Z.

Prudential Jennison Equity Income Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/12
Bristol-Myers Squibb Co., Pharmaceuticals	2.6%
Sara Lee Corp., Food Products	2.5
Maxim Integrated Products, Inc., Semiconductors & Semiconductor Equipment	2.4
Philip Morris International, Inc., Tobacco	2.4
Targa Resources Corp., Oil, Gas & Consumable Fuels	2.4

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2011, at the beginning of the period, and held through the six-month period ended April 30, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Prudential Jennison Equity Income Fund	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Equity Income Fund		Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,096.50	1.17%	$6.10
	Hypothetical	$1,000.00	$1,019.05	1.17%	$5.87

Class B	Actual	$1,000.00	$1,092.10	1.92%	$9.99
	Hypothetical	$1,000.00	$1,015.32	1.92%	$9.62

Class C	Actual	$1,000.00	$1,093.10	1.92%	$9.99
	Hypothetical	$1,000.00	$1,015.32	1.92%	$9.62

Class L	Actual	$1,000.00	$1,095.10	1.42%	$7.40
	Hypothetical	$1,000.00	$1,017.80	1.42%	$7.12

Class Q	Actual	$1,000.00	$1,098.50	0.83%	$4.33
	Hypothetical	$1,000.00	$1,020.74	0.83%	$4.17

Class R	Actual	$1,000.00	$1,095.20	1.42%	$7.40
	Hypothetical	$1,000.00	$1,017.80	1.42%	$7.12

Class X	Actual	$1,000.00	$1,093.20	1.92%	$9.99
	Hypothetical	$1,000.00	$1,015.32	1.92%	$9.62

Class Z	Actual	$1,000.00	$1,098.80	0.92%	$4.80
	Hypothetical	$1,000.00	$1,020.29	0.92%	$4.62

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2012, and divided by 366 days. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of April 30, 2012 (Unaudited)

Shares	Description	Value (Note 2)

LONG-TERM INVESTMENTS 99.1%
COMMON STOCKS 87.4%

Aerospace & Defense 3.6%
411,043	Boeing Co. (The)	$31,568,102
3,124,773	Exelis, Inc.	36,028,633
362,493	United Technologies Corp.	29,593,929

		97,190,664

Capital Markets 1.0%
249,219	Goldman Sachs Group, Inc. (The)	28,697,568

Chemicals 1.5%
541,543	Monsanto Co.	41,254,746

Communications Equipment 2.4%
2,073,507	Finisar Corp.*(a)	34,254,336
486,574	QUALCOMM, Inc.	31,062,884

		65,317,220

Computers & Peripherals 0.4%
17,073	Apple, Inc.*	9,974,730

Construction & Engineering 1.0%
1,015,688	Leighton Holdings Ltd. (Australia)	21,790,293
401,628	UGL Ltd. (Australia)	5,473,664

		27,263,957

Diversified Financial Services 1.2%
100,000	Gateway Energy & Resource Holdings LLC, 144A (original cost $2,000,000; purchased 12/14/07)*(b)(c)	1,769,293
692,179	JPMorgan Chase & Co.	29,749,853

		31,519,146

Diversified Telecommunication Services 6.6%
674,569	BCE, Inc. (Canada)	27,328,290
1,149,646	CenturyLink, Inc.(a)	44,330,349
1,683,138	City Telecom HK Ltd., ADR (Hong Kong)(a)	19,524,401
8,124,575	Frontier Communications Corp.(a)	32,823,283
543,323	Telefonica Brasil SA, ADR (Brazil)(a)	15,468,406
2,147,309	Vivendi SA (France)	39,693,922

		179,168,651

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	7

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Shares	Description	Value (Note 2)

COMMON STOCKS (Continued)

Electric Utilities 2.8%
582,729	FirstEnergy Corp.(a)	$27,283,371
788,872	NV Energy, Inc.(a)	13,134,719
1,620,237	SSE PLC (United Kingdom)	34,735,517

		75,153,607

Energy Equipment & Services 1.1%
593,435	Transocean Ltd. (Switzerland)	29,903,190

Food Products 9.2%
1,667,781	B&G Foods, Inc.	37,091,449
976,182	BRF - Brasil Foods SA (Brazil)	17,719,433
289,220	Bunge Ltd. (Bermuda)	18,654,690
326,838	J.M. Smucker Co. (The)	26,026,110
475,450	Kraft Foods, Inc. (Class A Stock)	18,956,191
3,132,268	Sara Lee Corp.	69,035,187
3,984,004	Tate & Lyle PLC (United Kingdom)	44,645,311
1,040,268	Tyson Foods, Inc. (Class A Stock)	18,984,891

		251,113,262

Hotels, Restaurants & Leisure 1.6%
881,301	Darden Restaurants, Inc.(a)	44,135,554

Household Durables 0.5%
1,347,766	Direcional Engenharia SA (Brazil)	6,886,783
1,114,076	Direcional Engenharia SA, 144A (Brazil)*(b)	5,692,679

		12,579,462

Independent Power Producers & Energy Traders 1.5%
900,000	Atlantic Power Corp. (Canada)	12,852,000
1,588,789	Northland Power, Inc. (Canada)	28,387,028

		41,239,028

Machinery 1.6%
492,708	IDEX Corp.	21,339,184
538,614	Woodward, Inc.	22,400,956

		43,740,140

Media 5.1%
3,377,010	British Sky Broadcasting Group PLC (United Kingdom)	37,158,181
1,511,875	Cinemark Holdings, Inc.	34,712,650

See Notes to Financial Statements.

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Shares	Description	Value (Note 2)

COMMON STOCKS (Continued)

Media (cont’d.)
1,040,282	Comcast Corp. (Class A Stock)	$31,551,753
1,166,540	Thomson Reuters Corp. (Canada)	34,786,223

		138,208,807

Multi-Utilities 1.8%
392,223	National Grid PLC, ADR (United Kingdom)	21,215,342
609,385	PG&E Corp.	26,922,629

		48,137,971

Oil, Gas & Consumable Fuels 13.5%
638,253	Baytex Energy Corp. (Canada)	33,733,046
987,324	Cameco Corp. (Canada)	21,819,860
3,288,145	Cheniere Energy, Inc.*(a)	60,205,935
116,459	Chesapeake Granite Wash Trust(a)	2,777,547
254,469	Crescent Point Energy Corp. (Canada)	11,117,965
563,499	Eni SpA, ADR (Italy)(a)	25,109,516
418,970	Marathon Petroleum Corp.	17,433,342
976,494	Pembina Pipeline Corp (Canada)(a)	29,509,649
1,227,027	PetroBakken Energy Ltd. (Class A Stock) (Canada)	17,762,298
793,090	Sunoco, Inc.	39,091,406
1,336,523	Targa Resources Corp.	64,273,391
1,269,312	Williams Cos., Inc. (The)	43,194,687

		366,028,642

Pharmaceuticals 6.8%
2,120,174	Bristol-Myers Squibb Co.	70,750,206
458,927	Eli Lilly & Co.	18,994,988
278,856	Johnson & Johnson	18,150,737
202,688	Novo Nordisk A/S, ADR (Denmark)	29,799,190
2,053,663	Pfizer, Inc.	47,090,493

		184,785,614

Real Estate Investment Trusts 5.4%
796,330	Digital Realty Trust, Inc.(a)	59,796,420
3,590,390	First Potomac Realty Trust	44,664,451
5,618,307	MFA Financial, Inc.	41,463,106

		145,923,977

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	9

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Shares	Description	Value (Note 2)

COMMON STOCKS (Continued)

Road & Rail 2.2%
596,409	J.B. Hunt Transport Services, Inc.(a)	$32,999,310
246,671	Union Pacific Corp.	27,735,687

		60,734,997

Semiconductors & Semiconductor Equipment 6.6%
2,132,345	Intel Corp.	60,558,598
2,198,621	Maxim Integrated Products, Inc.	65,035,209
1,477,676	Xilinx, Inc.	53,757,853

		179,351,660

Software 1.2%
2,508,326	Activision Blizzard, Inc.(a)	32,282,156

Tobacco 3.9%
726,415	Philip Morris International, Inc.	65,021,407
1,032,479	Reynolds American, Inc.(a)	42,156,117

		107,177,524

Transportation Infrastructure 0.7%
2,638,544	CCR SA (Brazil)	20,458,873

Wireless Telecommunication Services 4.2%
707,293	NII Holdings, Inc.*(a)	9,898,565
787,209	Rogers Communications, Inc. (Class B Stock) (Canada)	29,381,380
1,138,408	Tim Participacoes SA, ADR (Brazil)(a)	34,072,551
1,470,001	Vodafone Group PLC, ADR (United Kingdom)	40,910,128

		114,262,624

	TOTAL COMMON STOCKS (cost $2,149,479,858)	2,375,603,770

PREFERRED STOCKS 5.9%

Airlines 0.5%
364,902	Continental Airlines Finance Trust II, CVT, 6.00%	12,748,764

Diversified Financial Services 1.9%
524,602	Citigroup, Inc., CVT, 7.50%	51,132,957

See Notes to Financial Statements.

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Shares	Description	Value (Note 2)

PREFERRED STOCKS (Continued)

Electric Utilities 1.3%
310,733	Great Plains Energy, Inc., CVT, 12.00%	$19,100,757
335,200	PPL Corp., CVT, 8.75%(b)	17,256,096

		36,356,853

Insurance 1.5%
609,300	Metlife, Inc., CVT, 5.00%(b)	41,913,747

Leisure Equipment & Products 0.4%
101,620	Callaway Golf Co., Series B, CVT, 7.50%	10,225,512

Oil, Gas & Consumable Fuels 0.3%
28,902	Whiting Petroleum Corp., CVT, 6.25%	7,712,499

	TOTAL PREFERRED STOCKS (cost $177,220,651)	160,090,332

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#
CONVERTIBLE BONDS 5.8%

Airlines 0.7%
United Continental Holdings, Inc. Unsec’d. Notes	CCC+(d)	6.00%	10/15/29	$7,750	20,363,125

Investment Banking & Brokerage 5.1%
BAC Rackspace Hosting, Notes(b)	NR	7.25%	09/20/12	53,126	30,504,720
GS Apple, Inc., Notes, 144A(b)	NR	3.75%	09/04/12	60,563	34,075,198
GS Oracle, Inc., Notes, 144A(b)	NR	7.75%	05/21/12	108,292	32,265,122
MS Rackspace Hosting, Notes, 144A(b)	NR	9.25%	05/18/12	83,195	42,312,825

					139,157,865

TOTAL CONVERTIBLE BONDS (cost $156,080,917)					159,520,990

TOTAL LONG-TERM INVESTMENTS (cost $2,482,781,426)					2,695,215,092

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	11

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Shares	Description	Value (Note 2)
SHORT-TERM INVESTMENT 10.8%

AFFILIATED MONEY MARKET MUTUAL FUND 10.8%
292,713,429	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $292,713,429; includes $243,214,396 of cash collateral for securities on loan)(e)(f)	$292,713,429

	TOTAL INVESTMENTS 109.9% (cost $2,775,494,855; Note 5)	2,987,928,521
	Liabilities in excess of other assets (9.9)%	(270,370,607)

	NET ASSETS 100.0%	$2,717,557,914

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CVT—Convertible Security

NR—Not Rated by Moody’s or Standard & Poor’s

†	The ratings reflected are as of April 30, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $235,212,215; cash collateral of $243,214,396 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $2,000,000. The aggregate value of $1,769,293 is approximately 0.1% of net assets.
(d)	Standard & Poor’s rating.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolio 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,373,834,477	$—	$1,769,293
Preferred Stocks	160,090,332	—	—
Convertible Bonds	—	20,363,125	139,157,865
Affiliated Money Market Mutual Fund	292,713,429	—	—

Total	$2,826,638,238	$20,363,125	$140,927,158

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Convertible Bonds
Balance as of 10/31/11	$1,782,043	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)*	(12,750)	7,533,034
Purchases	—	131,624,831
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 4/30/12	$1,769,293	$139,157,865

*	Of which, $7,520,284 was included in Net Assets relating to securities held at the reporting period end.

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	13

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2012 were as follows:

Oil, Gas & Consumable Fuels	13.8%
Affiliated Money Market Mutual Fund (8.9% represents investments purchased with collateral from securities on loan)	10.8
Food Products	9.2
Pharmaceuticals	6.8
Semiconductors & Semiconductor Equipment	6.6
Diversified Telecommunication Services	6.6
Real Estate Investment Trusts	5.4
Investment Banking & Brokerage	5.1
Media	5.1
Wireless Telecommunication Services	4.2
Electric Utilities	4.1
Tobacco	3.9
Aerospace & Defense	3.6
Diversified Financial Services	3.1
Communications Equipment	2.4
Road & Rail	2.2
Multi-Utilities	1.8
Hotels, Restaurants & Leisure	1.6%
Machinery	1.6
Insurance	1.5
Chemicals	1.5
Independent Power Producers & Energy Traders	1.5
Airlines	1.2
Software	1.2
Energy Equipment & Services	1.1
Capital Markets	1.0
Construction & Engineering	1.0
Transportation Infrastructure	0.7
Household Durables	0.5
Leisure Equipment & Products	0.4
Computers & Peripherals	0.4

109.9
Liabilities in excess of other assets	(9.9)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

APRIL 30, 2012	SEMIANNUAL REPORT

Prudential Jennison Equity Income Fund

Statement of Assets and Liabilities

as of April 30, 2012 (Unaudited)

Assets
Investments at value, including securities on loan of $235,212,215:
Unaffiliated Investments (cost $2,482,781,426)	$2,695,215,092
Affiliated Investments (cost $292,713,429)	292,713,429
Cash	257
Foreign currency, at value (cost $80,022)	79,008
Receivable for investments sold	49,247,900
Receivable for Fund shares sold	20,232,261
Dividends and interest receivable	5,038,498
Tax reclaim receivable	235,216
Prepaid expenses	10,509

Total assets	3,062,772,170

Liabilities
Payable to broker for collateral for securities on loan	243,214,396
Payable for investments purchased	84,396,207
Payable for Fund shares reacquired	14,561,484
Advisory fee payable	1,688,794
Distribution fee payable	838,632
Accrued expenses	438,829
Affiliated transfer agent fee payable	75,914

Total liabilities	345,214,256

Net Assets	$2,717,557,914

Net assets were comprised of:
Common stock, at $.001 par value	$196,726
Paid-in capital in excess of par	2,589,009,109

2,589,205,835
Undistributed net investment income	3,556,451
Accumulated net realized loss on investment and foreign currency transactions	(87,590,674)
Net unrealized appreciation on investments and foreign currencies	212,386,302

Net assets, April 30, 2012	$2,717,557,914

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share ($1,185,975,122 ÷ 84,513,744 shares of common stock issued and outstanding)	$14.03
Maximum sales charge (5.5% of offering price)	.82

Maximum offering price to public	$14.85

Class B:
Net asset value, offering price and redemption price per share ($81,589,543 ÷ 6,137,264 shares of common stock issued and outstanding)	$13.29

Class C:
Net asset value, offering price and redemption price per share ($656,634,392 ÷ 49,500,287 shares of common stock issued and outstanding)	$13.27

Class L:
Net asset value, offering price and redemption price per share ($17,173,992 ÷ 1,233,487 shares of common stock issued and outstanding)	$13.92

Class Q:
Net asset value, offering price and redemption price per share ($1,998,830 ÷ 142,379 shares of common stock issued and outstanding)	$14.04

Class R:
Net asset value, offering price and redemption price per share ($5,955,742 ÷ 424,463 shares of common stock issued and outstanding)	$14.03

Class X:
Net asset value, offering price and redemption price per share ($1,761,154 ÷ 132,864 shares of common stock issued and outstanding)	$13.26

Class Z:
Net asset value, offering price and redemption price per share ($766,469,139 ÷ 54,641,529 shares of common stock issued and outstanding)	$14.03

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	17

Statement of Operations

Six Months Ended April 30, 2012 (Unaudited)

Net Investment Income
Investment Income
Unaffiliated dividend income (net of foreign withholding tax of $1,070,301)	$40,905,025
Unaffiliated interest income	6,208,106
Affiliated income from securities lending, net	394,575
Affiliated dividend income	31,236

Total income	47,538,942

Expenses
Advisory fee	9,136,502
Distribution fee—Class A	1,301,585
Distribution fee—Class B	341,985
Distribution fee—Class C	2,816,281
Distribution fee—Class L	41,767
Distribution fee—Class M	2,589
Distribution fee—Class R	10,279
Distribution fee—Class X	11,195
Transfer agent’s fee and expenses (including affiliated expense of $205,000)	1,102,000
Custodian’s fees and expenses	228,000
Registration fees	159,000
Reports to shareholders	55,000
Directors’ fees	27,000
Insurance fees	21,000
Legal fees and expenses	21,000
Audit fees	12,000
Miscellaneous	12,212

Net expenses	15,299,395

Net investment income	32,239,547

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized loss on:
Investment transactions	(19,234,555)
Foreign currency transactions	(436,821)

(19,671,376)

Net change in unrealized appreciation (depreciation) on:
Investments	206,388,878
Foreign currencies	(90,813)

206,298,065

Net gain on investments and foreign currencies	186,626,689

Net Increase In Net Assets Resulting From Operations	$218,866,236

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	For Six Months Ended April 30, 2012	Year Ended October 31, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$32,239,547	$55,106,537
Net realized loss on investment and foreign currency transactions	(19,671,376)	(26,829,350)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	206,298,065	(42,992,941)

Net increase (decrease) in net assets resulting from operations	218,866,236	(14,715,754)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(14,539,650)	(25,624,158)
Class B	(757,599)	(1,266,725)
Class C	(6,281,661)	(10,814,696)
Class L	(217,143)	(600,499)
Class M	(5,624)	(85,574)
Class Q	(20,307)	(6,607)
Class R	(50,038)	(38,789)
Class X	(25,550)	(114,795)
Class Z	(9,687,617)	(13,357,666)

Total dividends	(31,585,189)	(51,909,509)

Fund share transactions (Note 5)
Net proceeds from shares sold	764,845,476	1,940,207,862
Net asset value of shares issued in reinvestment of dividends and distributions	23,233,397	38,231,007
Cost of shares redeemed	(328,740,572)	(376,903,828)

Increase in net assets from Fund share transactions	459,338,301	1,601,535,041

Total increase in net assets	646,619,348	1,534,909,778

Net Assets
Beginning of period	2,070,938,566	536,028,788

End of period(a)	$2,717,557,914	$2,070,938,566

(a) Includes undistributed net investment income of	$3,556,451	$2,902,093

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	19

Notes to Financial Statements

(Unaudited)

1. Organization

Prudential Investment Portfolios, Inc. 10 (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company was organized on March 5, 1997, as a Maryland Corporation. The Company operates as a series company. At April 30, 2012, the Company consisted of two diversified investment portfolios (each a “Fund” and collectively the “Funds”). The information presented in these financial statements pertains to Prudential Jennison Equity Income Fund (the “Fund”). The investment objective of the Fund is income and capital appreciation.

2. Significant Accounting Policies

The following accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Company and the Funds in the preparation of their financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via NASDAQ are valued at the official closing price as provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s

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normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset value.

Investments in open-end, non-exchange traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Foreign Currency Translation: Fund securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based on the current rates of exchange. Purchases and sales of Fund securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions. Gains and losses resulting from changes in exchange rates applicable to long-term foreign securities are not reported separately from gains and losses arising from movements in securities prices. Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than Fund securities, resulting from changes in exchange rates.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

Prudential Jennison Equity Income Fund	21

Notes to Financial Statements

(Unaudited) continued

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on at a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

When a Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Securities Lending: The Funds may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market. The Funds recognize income, net of any

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rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Funds also continue to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognize any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and discounts on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-divided date. Dividends, if any, from net investment income are declared and paid at least quarterly. These dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America.

Net realized gains from investment transactions, if any, are distributed at least annually. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes: For federal income tax purposes, each Fund in the Company is treated as a separate tax paying entity. It is the Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Prudential Jennison Equity Income Fund	23

Notes to Financial Statements

(Unaudited) continued

3. Agreements

The Fund has entered into investment management agreements with PI which provides that the Manager will furnish the Fund with investment advice and investment management and administrative services. The Manager has entered into a subadvisory agreement with Jennison Associates LLC.

Advisory Fees and Expense Limitations: The Manager receives a fee, computed daily and paid monthly, based on an annual rate of the average net assets. The Manager pays the subadvisor a fee as compensation for advisory services provided to the Fund. The Manager has voluntarily agreed to waive expenses in accordance with limitation expense policies as noted in the table below. The Manager will reimburse the Fund for its operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses, but inclusive of the advisory fee, which in the aggregate exceed specified percentages of the Fund’s average net assets while retaining their ability to be reimbursed for such fee waivers prior to the end of the fiscal year. The advisory fee and expense limitation are summarized as follows:

Advisory Expense	Effective Advisory Fees Net of Waiver	Fees Limitation
.85% to $500 million;	.78%	1.15%
.80% next $500 million;
.75% in excess of $1 billion

Such contractual fee waivers or reductions have been calculated prior to any fee reimbursements with respect to the expense limitations, and may be rescinded at any time and without notice to investors. All reimbursements by the Manager are reflected in the Statements of Operations.

Certain officers and directors of the Fund are officers or directors of the Manager. The Fund pays no compensation directly to its officers or interested directors.

The fund has distribution agreements with Prudential Investment Management Services LLC (“PIMS”) and Prudential Annuities Distributors, Inc. (“PAD”). PIMS and PAD are both affiliates of PI and indirect, wholly-owned subsidiaries of Prudential. PIMS serves as the distributor of the Fund’s Class A, Class B, Class C, Class Q, Class R and Class Z shares. PIMS, together with PAD, serves as co-distributor of the Fund’s Class L, Class M and Class X shares.

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The Company has adopted a separate Distribution and Service plan (each a “Plan” and collectively the “Plans”) for the Class A, Class B, Class C, Class L, Class M, Class R and Class X shares of the Fund in accordance with Rule 12b-1 of the 1940 Act, as amended. No distribution or service fees are paid to PIMS as distributor for the Fund’s Class Q or Class Z shares.

Under the Plans, the Fund compensate PIMS and PAD a distribution and service fee at an annual rate up to .30%, 1.00%, 1.00%, .50%, 1.00%, .75% and 1.00% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively. Through February 28, 2013, PIMS has contractually agreed to limit such fees to .25% and .50% of the average daily net assets of the Class A shares and Class R shares, respectively.

During the six months ended April 30, 2012, PIMS has advised the Fund, front-end sales charges (“FESC”) and gross contingent deferred sales charges (“CDSC”) were as follows:

Class A FESC	Class A CDSC	Class B CDSC	Class C CDSC	Class X CDSC
$2,887,078	$19,175	$53,605	$98,827	$32

4. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of Prudential Investments LLC and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses are shown in the Statements of Operations.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a series of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, served as the Fund’s securities lending agent. For the six months ended April 30, 2012, PIM has been compensated approximately $118,000 for these services.

Prudential Jennison Equity Income Fund	25

Notes to Financial Statements

(Unaudited) continued

5. Shares of Capital Stock

The Fund offers Class A, Class B, Class C, Class L, Class Q, Class R, Class X and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Purchases of $1 million or more are subject to a contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of their purchase. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of benefical interest. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class L shares are only exchangeable with Class L shares offered by the other Prudential Investments Funds. Class M shares automatically convert to Class A shares approximately eight years after purchase. As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale. Class X shares are closed to new purchases. Class X shares will automatically convert to Class A shares approximately ten years after purchase. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for a sale to a limited group of investors. The authorized capital stock of the Funds is 5.5 billion shares, with a par value of $.001 per share. Of the Company’s authorized capital stock, 725 million authorized shares have been allocated to the Fund and divided into nine classes, designated Class A, Class B, Class C, Class L, Class M, Class Q, Class R, Class X and Class Z capital stock, each of which consists of 250 million, 20 million, 150 million, 3 million, 1 million, 75 million, 75 million, 1 million and 150 million authorized shares, respectively.

For the year ended October 31, 2010, the Fund received $5,611 related to settlement of regulatory proceedings involving allegations of improper trading. The amounts relating to an affiliate and third party were $2,709 and $2,902, respectively. The per share effect of this amount is disclosed in the financial highlights for each of the share classes that is affected.

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Transactions in shares of capital were as follows:

Class A	Shares	Amount
Six Months ended April 30, 2012:
Shares sold	22,428,655	$300,763,939
Shares issued in reinvestment of dividends and distributions	903,010	11,820,304
Shares reacquired	(10,911,822)	(146,342,285)

Net increase (decrease) in shares outstanding before conversion	12,419,843	166,241,958
Shares issued upon conversion from Class B, Class M, Class X and Class Z	270,430	3,636,549
Shares reacquired upon conversion into Class Z	(217,105)	(2,943,483)

Net increase (decrease) in shares outstanding	12,473,168	$166,935,024

Year ended October 31, 2011:
Shares sold	65,288,718	$879,345,539
Shares issued in reinvestment of dividends and distributions	1,615,902	21,397,405
Shares reacquired	(13,729,926)	(180,041,038)

Net increase (decrease) in shares outstanding before conversion	53,174,694	720,701,906
Shares issued upon conversion from Class B, Class M, Class X and Class Z	549,468	7,324,894
Shares reacquired upon conversion into Class Z	(5,969,165)	(79,633,360)

Net increase (decrease) in shares outstanding	47,754,997	$648,393,440

Class B
Six Months ended April 30, 2012:
Shares sold	1,635,033	$20,834,243
Shares issued in reinvestment of dividends and distributions	39,633	491,273
Shares reacquired	(256,199)	(3,257,297)

Net increase (decrease) in shares outstanding before conversion	1,418,467	18,068,219
Shares reacquired upon conversion into Class A	(61,695)	(793,767)

Net increase (decrease) in shares outstanding	1,356,772	$17,274,452

Year ended October 31, 2011:
Shares sold	3,846,248	$49,392,988
Shares issued in reinvestment of dividends and distributions	68,020	855,637
Shares reacquired	(388,679)	(4,849,074)

Net increase (decrease) in shares outstanding before conversion	3,525,589	45,399,551
Shares reacquired upon conversion into Class A	(115,243)	(1,455,257)

Net increase (decrease) in shares outstanding	3,410,346	$43,944,294

Prudential Jennison Equity Income Fund	27

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six Months ended April 30, 2012:
Shares sold	12,456,046	$158,596,380
Shares issued in reinvestment of dividends and distributions	333,808	4,134,253
Shares reacquired	(3,860,024)	(48,920,731)

Net increase (decrease) in shares outstanding before conversion	8,929,830	113,809,902
Shares reacquired upon conversion into Class Z	(75,054)	(943,796)

Net increase (decrease) in shares outstanding	8,854,776	$112,866,106

Year ended October 31, 2011:
Shares sold	35,447,474	$453,427,921
Shares issued in reinvestment of dividends and distributions	547,492	6,869,547
Shares reacquired	(4,095,001)	(50,448,164)

Net increase (decrease) in shares outstanding before conversion	31,899,965	409,849,304
Shares reacquired upon conversion into Class Z	(15,363)	(187,038)

Net increase (decrease) in shares outstanding	31,884,602	$409,662,266

Class L
Six Months ended April 30, 2012:
Shares sold	6,565	$88,170
Shares issued in reinvestment of dividends and distributions	16,406	212,353
Shares reacquired	(76,702)	(1,026,243)

Net increase (decrease) in shares outstanding	(53,731)	$(725,720)

Year ended October 31, 2011:
Shares sold	14,053	$192,437
Shares issued in reinvestment of dividends and distributions	44,303	583,742
Shares reacquired	(169,355)	(2,261,841)

Net increase (decrease) in shares outstanding before conversion	(110,999)	(1,485,662)
Shares reacquired upon conversion into Class Z	(892)	(12,490)

Net increase (decrease) in shares outstanding	(111,891)	$(1,498,152)

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Class M	Shares	Amount
Period ended April 13, 2012**:
Shares sold	439	$5,277
Shares issued in reinvestment of dividends and distributions	443	5,307
Shares reacquired	(8,862)	(107,872)

Net increase (decrease) in shares outstanding before conversion	(7,980)	(97,288)
Shares reacquired upon conversion into Class A	(98,723)	(1,243,837)

Net increase (decrease) in shares outstanding	(106,703)	$(1,341,125)

Year ended October 31, 2011:
Shares sold	4,390	$56,525
Shares issued in reinvestment of dividends and distributions	6,315	79,873
Shares reacquired	(8,934)	(138,371)

Net increase (decrease) in shares outstanding before conversion	1,771	(1,973)
Shares reacquired upon conversion into Class A	(283,314)	(3,601,984)

Net increase (decrease) in shares outstanding	(281,543)	$(3,603,957)

Class Q
Six Months ended April 30, 2012:
Shares sold	69,288	$957,606
Shares issued in reinvestment of dividends and distributions	1,530	20,308
Shares reacquired	(3,967)	(51,445)

Net increase (decrease) in shares outstanding	66,851	$926,469

Period January 18, 2011* through October 31, 2011:
Shares sold	75,032	$922,515
Shares issued in reinvestment of dividends and distributions	521	6,607
Shares reacquired	(25)	(319)

Net increase (decrease) in shares outstanding before conversion	75,528	$928,803

Class R
Six Months ended April 30, 2012:
Shares sold	224,840	$3,047,313
Shares issued in reinvestment of dividends and distributions	3,324	43,908
Shares reacquired	(35,947)	(483,346)

Net increase (decrease) in shares outstanding	192,217	$2,607,875

Period January 18, 2011* through October 31, 2011:
Shares sold	284,014	$3,859,580
Shares issued in reinvestment of dividends and distributions	2,435	31,687
Shares reacquired	(54,203)	(695,394)

Net increase (decrease) in shares outstanding before conversion	232,246	$3,195,873

Prudential Jennison Equity Income Fund	29

Notes to Financial Statements

(Unaudited) continued

Class X	Shares	Amount
Six Months ended April 30, 2012:
Shares sold	700	$8,869
Shares issued in reinvestment of dividends and distributions	2,058	25,246
Shares reacquired	(13,814)	(173,067)

Net increase (decrease) in shares outstanding before conversion	(11,056)	(138,952)
Shares reacquired upon conversion into Class A	(75,632)	(958,935)

Net increase (decrease) in shares outstanding	(86,688)	$(1,097,887)

Year ended October 31, 2011:
Shares sold	3,085	$38,070
Shares issued in reinvestment of dividends and distributions	8,968	112,972
Shares reacquired	(52,374)	(677,261)

Net increase (decrease) in shares outstanding before conversion	(40,321)	(526,219)
Shares reacquired upon conversion into Class A	(155,568)	(1,966,322)

Net increase (decrease) in shares outstanding	(195,889)	$(2,492,541)

Class Z
Six Months ended April 30, 2012:
Shares sold	20,880,476	$280,543,679
Shares issued in reinvestment of dividends and distributions	493,595	6,480,445
Shares reacquired	(9,629,530)	(128,378,286)

Net increase (decrease) in shares outstanding before conversion	11,744,541	158,645,838
Shares issued upon conversion from Class A and Class C	288,469	3,887,279
Shares reacquired upon conversion into Class A	(47,072)	(640,010)

Net increase (decrease) in shares outstanding	11,985,938	$161,893,107

Year ended October 31, 2011:
Shares sold	41,254,920	$552,972,287
Shares issued in reinvestment of dividends and distributions	629,594	8,293,537
Shares reacquired	(10,645,917)	(137,792,366)

Net increase (decrease) in shares outstanding before conversion	31,238,597	423,473,458
Shares issued upon conversion from Class A, Class C and Class L	5,987,867	79,832,887
Shares reacquired upon conversion into Class A	(24,219)	(301,330)

Net increase (decrease) in shares outstanding	37,202,245	$503,005,015

*	Commencement of operations.
**	End of operations.

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6. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$2,780,044,688	$314,810,314	$(106,926,481)	$207,883,833

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales, investments in partnerships and Real Estate Investment Trusts as of the most recent fiscal year end.

For the federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2011 of approximately $63,389,000 of which $16,679,000 expires in 2016, $26,282,000 expires in 2017 and $20,428,000 expires in 2019. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. Portfolio Securities

Purchases and sales of securities, other than short term obligations, during the six months ended April 30, 2012, were $1,214,096,293 and $751,178,716, respectively.

Prudential Jennison Equity Income Fund	31

Notes to Financial Statements

(Unaudited) continued

8. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of .08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another Syndicated Credit Agreement of a $750 million commitment with an annualized commitment fee of .10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the period ended April 30, 2012.

Note 9. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements.” The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make

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disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Prudential Jennison Equity Income Fund	33

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30, 2012(b)		Year Ended October 31,
			2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.98		$12.92	$10.86	$8.60	$19.47	$16.45
Income from investment operations:
Net investment income	.19		.52	.43	.44	.60	.66
Net realized and unrealized gain (loss) on investments	1.05		.02	2.24	1.93	(6.57)	3.02
Total from investment operations	1.24		.54	2.67	2.37	(5.97)	3.68
Less Dividends and Distributions:
Dividends from net investment income	(.19)		(.48)	(.61)	(.11)	(.49)	(.66)
Distributions from net realized gains	-		-	-	-	(4.41)	-
Total dividends and distributions	(.19)		(.48)	(.61)	(.11)	(4.90)	(.66)
Capital Contributions (Note 5)	-		-	- *	-	-	-
Net asset value, end of period	$14.03		$12.98	$12.92	$10.86	$8.60	$19.47
Total Return(a)	9.65%		4.16%	25.19%	28.09%	(39.46)%	22.72%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,186.0		$935.0	$313.7	$75.3	$44.7	$59.3
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	1.17%	(d)	1.22%	1.44%	1.40%	1.41%	1.40%
Expenses before advisory fee waiver and expense reimbursement	1.17%	(d)	1.22%	1.45%	1.66%	1.50%	1.51%
Net investment income	2.90%	(d)	3.88%	3.62%	4.79%	4.75%	3.83%
Portfolio turnover rate	32%	(e)	70%	49%	63%	66%	143%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

* Amount is less than $.005.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended April 30, 2012(b)		Year Ended October 31,
			2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.31		$12.27	$10.30	$8.22	$18.85	$15.89
Income from investment operations:
Net investment income	.13		.39	.32	.36	.49	.51
Net realized and unrealized gain (loss) on investments	.99		.04	2.13	1.82	(6.31)	2.91
Total from investment operations	1.12		.43	2.45	2.18	(5.82)	3.42
Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.39)	(.48)	(.10)	(.40)	(.46)
Distributions from net realized gains	-		-	-	-	(4.41)	-
Total dividends and distributions	(.14)		(.39)	(.48)	(.10)	(4.81)	(.46)
Capital Contributions (Note 5)	-		-	- *	-	-	-
Net asset value, end of period	$13.29		$12.31	$12.27	$10.30	$8.22	$18.85
Total Return(a)	9.21%		3.45%	24.32%	27.03%	(39.89)%	21.76%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$81.6		$58.8	$16.8	$4.6	$3.1	$5.0
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	1.92%	(d)	1.97%	2.19%	2.15%	2.16%	2.15%
Expenses before advisory fee waiver and expense reimbursement	1.92%	(d)	1.97%	2.20%	2.41%	2.24%	2.26%
Net investment income	2.13%	(d)	3.07%	2.85%	4.11%	3.98%	2.95%
Portfolio turnover rate	32%	(e)	70%	49%	63%	66%	143%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

* Amount is less than $.005.

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	35

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended April 30, 2012(b)		Year Ended October 31,
			2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.28		$12.25	$10.28	$8.20	$18.82	$15.87
Income from investment operations:
Net investment income	.14		.39	.32	.35	.49	.52
Net realized and unrealized gain (loss) on investments	.99		.03	2.13	1.83	(6.30)	2.89
Total from investment operations	1.13		.42	2.45	2.18	(5.81)	3.41
Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.39)	(.48)	(.10)	(.40)	(.46)
Distributions from net realized gains	-		-	-	-	(4.41)	-
Total dividends and distributions	(.14)		(.39)	(.48)	(.10)	(4.81)	(.46)
Capital Contributions (Note 5)	-		-	- *	-	-	-
Net asset value, end of period	$13.27		$12.28	$12.25	$10.28	$8.20	$18.82
Total Return(a)	9.31%		3.37%	24.37%	27.09%	(39.91)%	21.80%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$656.6		$499.1	$107.3	$27.3	$23.2	$46.6
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	1.92%	(d)	1.97%	2.19%	2.15%	2.16%	2.15%
Expenses before advisory fee waiver and expense reimbursement	1.92%	(d)	1.97%	2.20%	2.41%	2.25%	2.26%
Net investment income	2.14%	(d)	3.08%	2.85%	4.13%	3.96%	2.89%
Portfolio turnover rate	32%	(e)	70%	49%	63%	66%	143%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

* Amount is less than $.005.

See Notes to Financial Statements.

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Class L Shares
	Six Months Ended April 30, 2012(b)		Year Ended October 31,
			2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.88		$12.82	$10.77	$8.55	$19.38	$16.37
Income from investment operations:
Net investment income	.18		.51	.39	.42	.57	.61
Net realized and unrealized gain (loss) on investments	1.03		- *	2.22	1.91	(6.54)	2.99
Total from investment operations	1.21		.51	2.61	2.33	(5.97)	3.60
Less Dividends and Distributions:
Dividends from net investment income	(.17)		(.45)	(.56)	(.11)	(.45)	(.59)
Distributions from net realized gains	-		-	-	-	(4.41)	-
Total dividends and distributions	(.17)		(.45)	(.56)	(.11)	(4.86)	(.59)
Capital Contributions (Note 5)	-		-	- *	-	-	-
Net asset value, end of period	$13.92		$12.88	$12.82	$10.77	$8.55	$19.38
Total Return(a)	9.51%		3.93%	24.84%	27.73%	(39.63)%	22.43%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$17.2		$16.6	$17.9	$17.1	$17.0	$35.5
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	1.42%	(d)	1.46%	1.69%	1.65%	1.66%	1.65%
Expenses before advisory fee waiver and expense reimbursement	1.42%	(d)	1.46%	1.70%	1.91%	1.75%	1.76%
Net investment income	2.71%	(d)	3.79%	3.31%	4.69%	4.45%	3.37%
Portfolio turnover rate	32%	(e)	70%	49%	63%	66%	143%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

* Amount is less than $.005.

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	37

Financial Highlights

(Unaudited) continued

Class M Shares
	Period Ended April 13, 2012(b)(f)		Year Ended October 31,
			2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.30		$12.26	$10.30	$8.22	$18.85	$15.89
Income from investment operations:
Net investment income	.18		.46	.31	.36	.49	.52
Net realized and unrealized gain (loss) on investments	.70		(.03)	2.13	1.82	(6.31)	2.90
Total from investment operations	.88		.43	2.44	2.18	(5.82)	3.42
Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.39)	(.48)	(.10)	(.40)	(.46)
Distributions from net realized gains	-		-	-	-	(4.41)	-
Total dividends and distributions	(.14)		(.39)	(.48)	(.10)	(4.81)	(.46)
Capital Contributions (Note 5)	-		-	- *	-	-	-
Net asset value, end of period	$13.04		$12.30	$12.26	$10.30	$8.22	$18.85
Total Return(a)	7.24%		3.45%	24.22%	27.03%	(39.89)%	21.76%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$ .1		$1.3	$4.8	$12.1	$22.3	$80.9
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	1.91%	(d)	1.95%	2.19%	2.15%	2.16%	2.15%
Expenses before advisory fee waiver and expense reimbursement	1.91%	(d)	1.95%	2.20%	2.41%	2.25%	2.26%
Net investment income	2.97%	(d)	3.58%	2.74%	4.29%	3.90%	2.79%
Portfolio turnover rate	32%	(e)(g)	70%	49%	63%	66%	143%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

(f) As of April 13, 2012, the last conversion of Class M shares was completed. There are no shares outstanding and Class M shares are no longer being offered for sale.

(g) Calculated as of April 30, 2012.

* Amount is less than $0.005.

See Notes to Financial Statements.

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Class Q Shares
	Six Months Ended April 30, 2012(b)		January 18, 2011(d) through October 31, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.99		$13.52
Income from investment operations:
Net investment income	.22		.29
Net realized and unrealized gain (loss) on investments	1.04		(.43)
Total from investment operations	1.26		(.14)
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.39)
Distributions from net realized gains	-		-
Total dividends and distributions	(.21)		(.39)
Net asset value, end of period	$14.04		$12.99
Total Return(a)	9.85%		(1.06)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2.0		$1.0
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	.83%	(e)	.89%	(e)
Expenses before advisory fee waiver and expense reimbursement	.83%	(e)	.89%	(e)
Net investment income	3.21%	(e)	2.99%	(e)
Portfolio turnover rate	32%	(f)	70%	(f)

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	39

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended April 30, 2012(b)		January 18, 2011(d) through October 31, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.98		$13.52
Income from investment operations:
Net investment income	.17		.32
Net realized and unrealized gain (loss) on investments	1.05		(.52)
Total from investment operations	1.22		(.20)
Less Dividends and Distributions:
Dividends from net investment income	(.17)		(.34)
Distributions from net realized gains	-		-
Total dividends and distributions	(.17)		(.34)
Net asset value, end of period	$14.03		$12.98
Total Return(a)	9.52%		(1.50)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6.0		$3.0
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	1.42%	(e)	1.51%	(e)
Expenses before advisory fee waiver and expense reimbursement	1.42%	(e)	1.51%	(e)
Net investment income	2.52%	(e)	3.09%	(e)
Portfolio turnover rate	32%	(f)	70%	(f)

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

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Class X Shares
	Six Months Ended April 30, 2012(b)		Year Ended October 31,
			2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.27		$12.24	$10.28	$8.20	$18.81	$15.86
Income from investment operations:
Net investment income	.15		.44	.31	.36	.51	.52
Net realized and unrealized gain (loss) on investments	.98		(.02)	2.13	1.82	(6.28)	2.89
Total from investment operations	1.13		.42	2.44	2.18	(5.77)	3.41
Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.39)	(.48)	(.10)	(.43)	(.46)
Distributions from net realized gains	-		-	-	-	(4.41)	-
Total dividends and distributions	(.14)		(.39)	(.48)	(.10)	(4.84)	(.46)
Capital Contributions (Note 5)	-		-	- *	-	-	-
Net asset value, end of period	$13.26		$12.27	$12.24	$10.28	$8.20	$18.81
Total Return(a)	9.32%		3.37%	24.27%	27.09%	(39.74)%	21.74%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.8		$2.7	$5.1	$8.6	$12.0	$27.8
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	1.92%	(d)	1.95%	2.19%	2.15%	1.93%	2.15%
Expenses before advisory fee waiver and expense reimbursement	1.92%	(d)	1.95%	2.20%	2.41%	2.02%	2.26%
Net investment income	2.33%	(d)	3.42%	2.74%	4.24%	4.18%	2.87%
Portfolio turnover rate	32%	(e)	70%	49%	63%	66%	143%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

* Amount is less than $.005.

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	41

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended April 30, 2012(e)		Year Ended October 31,			August 22, 2008(d) through October 31, 2008(e)
			2011(e)	2010(e)	2009(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.97		$12.91	$10.87	$8.60	$11.89
Income from investment operations:
Net investment income	.21		.53	.47	.27	.13
Net realized and unrealized gain (loss) on investments	1.06		.04	2.22	2.11	(3.42)
Total from investment operations	1.27		.57	2.69	2.38	(3.29)
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.51)	(.65)	(.11)	-
Distributions from net realized gains	-		-	-	-	-
Total dividends and distributions	(.21)		(.51)	(.65)	(.11)	-
Capital Contributions (Note 5)	-		-	- *	-	-
Net asset value, end of period	$14.03		$12.97	$12.91	$10.87	$8.60
Total Return(a)	9.88%		4.42%	25.45%	28.27%	(27.67)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$766.5		$553.4	$70.4	$- (c)	$-	(c)
Ratios to average net assets(f):
Expenses after advisory fee waiver and expense reimbursement	.92%	(b)	.98%	1.19%	1.15%	1.03%	(b)
Expenses before advisory fee waiver and expense reimbursement	.92%	(b)	.98%	1.20%	1.41%	1.03%	(b)
Net investment income	3.14%	(b)	4.00%	3.90%	2.44%	6.92%	(b)
Portfolio turnover rate	32%	(g)	70%	49%	63%	66%	(g)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Annualized.

(c) Net assets were $724 and $92,360 on October 31, 2008 and October 31, 2009, respectively.

(d) Commencement of operations.

(e) Calculations are based on the average daily number of shares outstanding.

(f) Does not include expenses of the underlying portfolio in which the Fund invests.

(g) Not Annualized.

* Amount is less than $.005.

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Equity Income Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON EQUITY INCOME FUND

SHARE CLASS	A	B	C	L	Q	R	X	Z
NASDAQ	SPQAX	JEIBX	AGOCX	AGOAX	PJIQX	PJERX	AXGOX	JDEZX
CUSIP	74441L808	74441L881	74441L873	74441L865	74441L816	74441L790	74441L840	74441L832

MF203E2    0226474-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL MID-CAP VALUE FUND

SEMIANNUAL REPORT • APRIL 30, 2012

Fund Type

Mid-cap Stock

Objective

Capital growth

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 15, 2012

Dear Shareholder:

After an extraordinary career at Prudential, Judy Rice retired at the end of 2011 as President of Prudential Investments and President and Director of the Prudential Mid-Cap Value Fund (the Fund). While she will remain as Chairman of Prudential Investments until the end of 2012, I was named to succeed her as President of Prudential Investments and President and Director of the Fund effective January 1, 2012. I previously served as Executive Vice President of Retail Mutual Fund Distribution for Prudential Investments for the past six years.

Since this is my first letter to shareholders, I would like to recognize Judy for the significant contributions she made in building the Prudential Investments fund family and her unflagging commitment to helping investors like you meet the challenges of a rapidly changing investment environment. My goal is to build on Judy’s accomplishments, with a particular focus on delivering the solutions you need to address your financial goals.

I hope you find the semiannual report for the Fund informative. We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial professional can help you create a diversified investment plan that reflects your personal investor profile and risk tolerance. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets. We encourage you to call your financial professional before making any investment decision.

Prudential Investments provides a wide range of mutual funds to choose from that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of Prudential Financial’s affiliated asset managers. Thank you for choosing the Prudential Investments family of mutual funds.

Sincerely,

Stuart S. Parker, President

Prudential Mid-Cap Value Fund

Prudential Mid-Cap Value Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.71%; Class B, 2.41%; Class C, 2.41%; Class L, 1.91%; Class Q, 1.14%; Class X, 2.41%; Class Z, 1.41%. Net operating expenses: Class A, 1.66%; Class B, 2.41%; Class C, 2.41%; Class L, 1.91%; Class Q, 1.14%; Class X, 1.66%; Class Z, 1.41%, after contractual reduction for Class A through 2/28/2013.

Cumulative Total Returns (Without Sales Charges) as of 4/30/12
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	8.31%	–3.98%	5.62%	N/A	60.29% (4/12/04)
Class B	7.91	–4.76	1.87	N/A	50.93 (4/12/04)
Class C	7.94	–4.70	1.72	83.06%	—
Class L	8.18	–4.17	4.32	92.49	—
Class Q	8.61	–3.56	N/A	N/A	4.49 (1/18/11)
Class X	8.26	–4.05	6.14	93.36	—
Class Z	8.47	–3.75	7.25	N/A	30.44 (11/28/05)
Russell Midcap Value Index	11.48	–0.81	2.53	114.91	—
S&P MidCap 400 Index	12.48	–0.94	22.28	110.45	—
Russell Midcap Index	11.87	–0.03	11.45	116.46	—
Lipper Mid-Cap Value Funds Average	11.26	–3.07	0.68	86.31	—

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Average Annual Total Returns (With Sales Charges) as of 3/31/12
	One Year	Five Years	Ten Years	Since Inception
Class A	–5.61%	1.16%	N/A	5.56% (4/12/04)
Class B	–5.77	1.42	N/A	5.53 (4/12/04)
Class C	–1.81	1.55	6.45%	—
Class L	–5.99	0.85	6.34	—
Class Q	0.42	N/A	N/A	5.10 (1/18/11)
Class X	–6.00	1.98	7.02	—
Class Z	0.15	2.62	N/A	4.54 (11/28/05)
Russell Midcap Value Index	2.28	1.26	8.02	—
S&P MidCap 400 Index	1.98	4.78	7.70	—
Russell Midcap Index	3.31	3.03	7.85	—
Lipper Mid-Cap Value Funds Average	0.10	0.97	6.42	—

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class L and Class X shares are not offered to new purchases and are available only through exchanges from the same share class of certain other Prudential Investments mutual funds. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, and Class X shares are subject to a maximum CDSC of 5%, 1%, and 6%, respectively. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, and Class X shares are subject to a 12b-1 fee of 1%. Class L shares are subject to a 12b-1 fee of 0.50%. Class Q shares and Class Z shares are not subject to a sales charge or a 12b-1 fee. Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened. The returns in the tables reflect the share class structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns shown in the tables would have been lower.

Benchmark Definitions

Russell Midcap Value Index

The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. Russell Midcap Value Index Closest Month-End to Inception cumulative total returns as of 4/30/12 are 76.33% for Class A and Class B; 6.74% for Class Q; and 34.60% for Class Z. Russell Midcap Value Index Closest Month-End to Inception average annual total returns as of 3/31/12 are 7.44% for Class A and Class B; 6.36% for Class Q; and 4.91% for Class Z.

Prudential Mid-Cap Value Fund	3

Your Fund’s Performance (continued)

Standard & Poor’s MidCap 400 Stock Index

The Standard & Poor’s MidCap 400 Stock Index (S&P MidCap 400 Index) is an unmanaged index of 400 domestic stocks chosen for market capitalization, liquidity, and industry group representation. It gives a broad look at how U.S. mid-cap stock prices have performed. S&P MidCap 400 Index Closest Month-End to Inception cumulative total returns as of 4/30/12 are 83.52% for Class A and Class B; 9.10% for Class Q; and 48.08% for Class Z. S&P MidCap 400 Index Closest Month-End to Inception average annual total returns as of 3/31/12 are 7.92% for Class A and Class B; 7.96% for Class Q; and 6.43% for Class Z.

Russell Midcap Index

The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. Russell Midcap Index Closest Month-End to Inception cumulative total returns as of 4/30/12 are 79.27% for Class A and Class B; 8.51% for Class Q; and 40.62% for Class Z. Russell Midcap Index Closest Month-End to Inception average annual total returns as of 3/31/12 are 7.61% for Class A and Class B; 7.56% for Class Q; and 5.59% for Class Z.

Lipper Mid-Cap Value Funds Average

Funds in the Lipper Mid-Cap Value Funds Average (Lipper Average), by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the companies in the S&P MidCap 400 Index. Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/12 are 57.00% for Class A and Class B; 4.24% for Class Q; and 27.16% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/12 are 5.86% for Class A and Class B; 4.44% for Class Q; and 3.94% for Class Z.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/12
Valero Energy Corp., Oil, Gas & Consumable Fuels	1.6%
Macy’s, Inc., Multi-Line Retail	1.4
Humana, Inc., Healthcare Providers & Services	1.4
Discover Financial Services, Consumer Finance	1.3
Fifth Third Bancorp, Commercial Banks	1.2

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2011, at the beginning of the period, and held through the six-month period ended April 30, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Mid-Cap Value Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Mid-Cap Value Fund		Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,083.10	1.66%	$8.60
	Hypothetical	$1,000.00	$1,016.61	1.66%	$8.32

Class B	Actual	$1,000.00	$1,079.10	2.41%	$12.46
	Hypothetical	$1,000.00	$1,012.88	2.41%	$12.06

Class C	Actual	$1,000.00	$1,079.40	2.41%	$12.46
	Hypothetical	$1,000.00	$1,012.88	2.41%	$12.06

Class L	Actual	$1,000.00	$1,081.80	1.91%	$9.89
	Hypothetical	$1,000.00	$1,015.37	1.91%	$9.57

Class Q	Actual	$1,000.00	$1,086.10	1.14%	$5.91
	Hypothetical	$1,000.00	$1,019.19	1.14%	$5.72

Class X	Actual	$1,000.00	$1,082.60	1.66%	$8.60
	Hypothetical	$1,000.00	$1,016.61	1.66%	$8.32

Class Z	Actual	$1,000.00	$1,084.70	1.41%	$7.31
	Hypothetical	$1,000.00	$1,017.85	1.41%	$7.07

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2012, and divided by 366 days. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of April 30, 2012 (Unaudited)

Shares	Description	Value (Note 2)

LONG-TERM INVESTMENTS 99.6%
COMMON STOCKS 99.0%

Aerospace & Defense 2.3%
9,500	Alliant Techsystems, Inc.	$506,350
21,900	Exelis, Inc.	252,507
17,800	L-3 Communications Holdings, Inc.(a)	1,309,012
31,700	Textron, Inc.	844,488

		2,912,357

Airlines 0.8%
23,400	Delta Air Lines, Inc.*	256,464
52,700	Southwest Airlines Co.	436,356
12,000	United Continental Holdings, Inc.*(a)	263,040

		955,860

Auto Components 1.4%
9,200	Autoliv, Inc.(a)	577,208
13,600	Federal-Mogul Corp.*	175,848
10,400	Lear Corp.	431,600
12,100	TRW Automotive Holdings Corp.*	553,091

		1,737,747

Beverages 1.1%
37,400	Constellation Brands, Inc. (Class A Stock)*	807,840
14,400	Molson Coors Brewing Co. (Class B Stock)	598,752

		1,406,592

Capital Markets 1.9%
25,200	Ameriprise Financial, Inc.	1,366,092
16,900	E*Trade Financial Corp.*	179,647
48,800	Janus Capital Group, Inc.	369,904
10,700	Raymond James Financial, Inc.	391,834

		2,307,477

Chemicals 0.8%
3,300	CF Industries Holdings, Inc.	637,098
4,000	PPG Industries, Inc.	420,960

		1,058,058

Commercial Banks 6.5%
13,600	Bank of Hawaii Corp.	664,904
9,200	BOK Financial Corp.	524,676

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	7

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Shares	Description	Value (Note 2)

COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
15,200	Comerica, Inc.	$486,704
18,632	Commerce Bancshares, Inc.	747,143
10,500	East West Bancorp, Inc.	239,085
107,700	Fifth Third Bancorp	1,532,571
1,500	First Citizens BancShares, Inc. (Class A Stock)	259,950
49,000	First Niagara Financial Group, Inc.	438,060
2,600	First Republic Bank*	85,878
78,400	Huntington Bancshares, Inc.(a)	524,496
141,100	KeyCorp	1,134,444
14,500	M&T Bank Corp.(a)	1,250,915
19,400	TCF Financial Corp.	222,518

		8,111,344

Commercial Services & Supplies 1.7%
24,500	Corrections Corp. of America*	707,805
24,200	Pitney Bowes, Inc.(a)	414,546
16,400	Republic Services, Inc.	448,868
39,500	RR Donnelley & Sons Co.(a)	494,145

		2,065,364

Communications Equipment 1.0%
11,900	Brocade Communications Systems, Inc.*	65,926
14,500	EchoStar Corp. (Class A Stock)*	421,225
15,900	Harris Corp.(a)	724,086

		1,211,237

Computers & Peripherals 3.3%
21,700	Lexmark International, Inc. (Class A Stock)	653,170
18,800	SanDisk Corp.*	695,788
41,000	Seagate Technology PLC (Ireland)	1,261,160
38,100	Western Digital Corp.*	1,478,661

		4,088,779

Construction & Engineering 0.9%
7,100	KBR, Inc.	240,406
22,400	URS Corp.	925,344

		1,165,750

Consumer Finance 2.2%
49,100	Discover Financial Services	1,664,490

See Notes to Financial Statements.

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Shares	Description	Value (Note 2)

COMMON STOCKS (Continued)

Consumer Finance (cont’d.)
73,300	SLM Corp.	$1,087,039

		2,751,529

Containers & Packaging 1.0%
23,300	Owens-Illinois, Inc.*	541,725
37,900	Sealed Air Corp.	726,922

		1,268,647

Diversified Consumer Services 1.0%
5,700	Apollo Group, Inc. (Class A Stock)*	200,754
25,500	H&R Block, Inc.	374,850
59,700	Service Corp. International	691,326

		1,266,930

Diversified Financial Services 1.0%
1,100	Interactive Brokers Group, Inc. (Class A Stock)	16,687
33,400	NASDAQ OMX Group, Inc. (The)*(a)	820,638
14,300	NYSE Euronext, Inc.	368,225

		1,205,550

Diversified Telecommunication Services 1.5%
20,491	CenturyLink, Inc.	790,133
91,600	Frontier Communications Corp.(a)	370,064
65,200	Windstream Corp.(a)	732,848

		1,893,045

Electric Utilities 6.1%
8,000	American Electric Power Co., Inc.	310,720
31,300	Edison International(a)	1,377,513
16,100	Entergy Corp.	1,055,516
12,240	FirstEnergy Corp.	573,077
4,300	Great Plains Energy, Inc.(a)	87,806
11,000	Northeast Utilities	404,470
31,200	NV Energy, Inc.(a)	519,480
9,000	OGE Energy Corp.	485,640
22,100	Pepco Holdings, Inc.	418,132
14,500	Pinnacle West Capital Corp.	701,075
50,300	PPL Corp.	1,375,705
6,100	Progress Energy, Inc.	324,642

		7,633,776

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	9

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Shares	Description	Value (Note 2)

COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components 1.5%
17,600	Avnet, Inc.*	$635,008
18,000	Ingram Micro, Inc. (Class A Stock)*	350,280
9,600	Tech Data Corp.*	516,384
27,200	Vishay Intertechnology, Inc.*(a)	305,184

		1,806,856

Energy Equipment & Services 2.8%
15,700	Atwood Oceanics, Inc.*	695,981
10,300	Diamond Offshore Drilling, Inc.	706,065
4,600	Helmerich & Payne, Inc.(a)	236,394
71,600	Nabors Industries Ltd. (Bermuda)*	1,192,140
12,700	Superior Energy Services, Inc.*	341,884
6,000	Unit Corp.*	253,500

		3,425,964

Food & Staples Retailing 1.6%
20,800	Kroger Co. (The)(a)	484,016
54,300	Safeway, Inc.(a)	1,103,919
72,600	SUPERVALU, Inc.(a)	431,244

		2,019,179

Food Products 3.1%
12,700	Bunge Ltd. (Bermuda)	819,150
41,300	ConAgra Foods, Inc.	1,066,366
44,600	Dean Foods Co.*(a)	547,688
30,400	Smithfield Foods, Inc.*	637,184
43,600	Tyson Foods, Inc. (Class A Stock)	795,700

		3,866,088

Gas Utilities 1.5%
27,600	Atmos Energy Corp.	899,208
23,000	Questar Corp.	454,250
18,500	UGI Corp.	539,830

		1,893,288

Healthcare Products 0.1%
22,100	Boston Scientific Corp.*	138,346

Healthcare Providers & Services 4.8%
11,400	Aetna, Inc.	502,056

See Notes to Financial Statements.

10	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 2)

COMMON STOCKS (Continued)

Healthcare Providers & Services (cont’d.)
30,100	CIGNA Corp.	$1,391,523
20,100	Community Health Systems, Inc.*	489,234
18,800	Coventry Health Care, Inc.	563,812
20,800	Humana, Inc.	1,678,144
15,100	LifePoint Hospitals, Inc.*	589,202
17,300	Omnicare, Inc.(a)	602,732
2,800	Quest Diagnostics, Inc.	161,532
1,000	Universal Health Services, Inc. (Class B Stock)	42,710

		6,020,945

Hotels, Restaurants & Leisure 1.2%
21,100	Royal Caribbean Cruises Ltd. (Liberia)	577,507
17,200	Wyndham Worldwide Corp.	865,848

		1,443,355

Household Durables 1.4%
2,000	Jarden Corp.	83,860
43,900	Newell Rubbermaid, Inc.	798,980
14,000	Whirlpool Corp.	896,280

		1,779,120

Independent Power Producers & Energy Traders 1.6%
97,000	AES Corp. (The)*	1,214,440
45,100	NRG Energy, Inc.*	766,700

		1,981,140

Insurance 8.4%
14,700	Allied World Assurance Co. Holdings AG (Switzerland)	1,057,812
28,400	American Financial Group, Inc.	1,105,328
11,200	Aon PLC (United Kingdom)	580,160
27,500	Arch Capital Group Ltd. (Bermuda)*	1,080,200
13,600	CNA Financial Corp.	416,432
27,800	Fidelity National Financial, Inc. (Class A Stock)	535,706
13,000	HCC Insurance Holdings, Inc.	415,480
35,000	Lincoln National Corp.	866,950
6,600	Marsh & McLennan Cos., Inc.	220,770
35,800	Principal Financial Group, Inc.	990,586
31,900	Progressive Corp. (The)	679,470
25,200	Protective Life Corp.	737,352
16,200	Reinsurance Group of America, Inc.	941,868

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	11

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Shares	Description	Value (Note 2)

COMMON STOCKS (Continued)

Insurance (cont’d.)
5,600	StanCorp Financial Group, Inc.(a)	$214,928
24,100	Unum Group	572,134

		10,415,176

Internet Services 0.5%
5,650	Expedia, Inc.(a)	240,859
17,500	Liberty Media Holding Corp. - Interactive (Class A Stock)*	329,700

		570,559

IT Services 2.2%
22,400	Amdocs Ltd. (Guernsey)*	716,800
25,800	Computer Sciences Corp.	723,948
11,400	Convergys Corp.*(a)	152,418
11,800	DST Systems, Inc.	660,564
40,800	SAIC, Inc.	496,128

		2,749,858

Machinery 1.5%
10,100	AGCO Corp.*	470,357
1,000	CNH Global NV (Netherlands)*	45,770
16,700	Harsco Corp.	372,410
10,950	ITT Corp.(a)	245,937
10,300	Navistar International Corp.*(a)	349,685
16,200	Oshkosh Corp.*	369,846

		1,854,005

Media 1.3%
29,400	DISH Network Corp. (Class A Stock)	939,918
48,600	Gannett Co., Inc.	671,652

		1,611,570

Metals & Mining 0.2%
16,700	Steel Dynamics, Inc.	213,259

Multi-Line Retail 1.5%
1,400	Dillard’s, Inc. (Class A Stock)	90,384
42,600	Macy’s, Inc.	1,747,452

		1,837,836

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 2)

COMMON STOCKS (Continued)

Multi-Utilities 8.7%
12,100	Alliant Energy Corp.	$547,404
39,800	Ameren Corp.	1,305,042
47,100	CenterPoint Energy, Inc.	951,891
28,100	CMS Energy Corp.	646,019
19,300	Consolidated Edison, Inc.	1,147,385
23,000	DTE Energy Co.	1,296,740
25,700	MDU Resources Group, Inc.	589,558
28,100	NiSource, Inc.	692,665
10,400	SCANA Corp.(a)	479,648
19,400	Sempra Energy	1,255,956
11,100	TECO Energy, Inc.(a)	200,022
12,700	Wisconsin Energy Corp.(a)	467,868
46,200	Xcel Energy, Inc.	1,250,172

		10,830,370

Office Electronics 1.1%
168,700	Xerox Corp.	1,312,486

Oil, Gas & Consumable Fuels 5.6%
15,500	Energen Corp.	811,890
7,600	Forest Oil Corp.*	101,232
5,700	HollyFrontier Corp.	175,674
4,654	Lone Pine Resources, Inc.*	27,738
19,500	Murphy Oil Corp.	1,071,915
1,200	Newfield Exploration Co.*	43,080
17,400	Plains Exploration & Production Co.*	710,790
5,100	QEP Resources, Inc.	157,131
23,500	Spectra Energy Corp.	722,390
46,300	Tesoro Corp.*	1,076,475
81,300	Valero Energy Corp.	2,008,110

		6,906,425

Paper & Forest Products 1.6%
8,600	Domtar Corp.	752,328
37,900	International Paper Co.	1,262,449

		2,014,777

Pharmaceuticals 1.5%
14,800	Endo Pharmaceuticals Holdings, Inc.*	520,072
37,400	Forest Laboratories, Inc.*	1,302,642

		1,822,714

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	13

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Shares	Description	Value (Note 2)

COMMON STOCKS (Continued)

Real Estate Investment Trusts 6.1%
3,000	Alexandria Real Estate Equities, Inc.	$224,760
41,900	American Capital Agency Corp.	1,308,956
90,400	Annaly Capital Management, Inc.(a)	1,475,328
49,200	Brandywine Realty Trust(a)	583,512
171,900	Chimera Investment Corp.(a)	496,791
35,400	CommonWealth REIT	663,750
1,700	Equity Residential	104,448
4,300	HCP, Inc.	178,235
32,400	Hospitality Properties Trust	893,592
25,600	Mack-Cali Realty Corp.	735,232
9,700	SL Green Realty Corp.(a)	799,668
3,900	Weyerhaeuser Co.	79,404

		7,543,676

Road & Rail 0.5%
12,700	Ryder System, Inc.	618,744

Semiconductors & Semiconductor Equipment 0.8%
1,000	KLA-Tencor Corp.(a)	52,150
44,000	Marvell Technology Group Ltd. (Bermuda)*	660,440
16,000	Teradyne, Inc.*(a)	275,360

		987,950

Software 0.6%
26,700	CA, Inc.(a)	705,414

Specialty Retail 1.0%
33,100	GameStop Corp. (Class A Stock)(a)	753,356
16,200	RadioShack Corp.(a)	83,916
27,900	Staples, Inc.(a)	429,660

		1,266,932

Thrifts & Mortgage Finance 0.5%
44,200	New York Community Bancorp, Inc.(a)	596,258

Tobacco 0.1%
1,100	Lorillard, Inc.	148,819

Water Utilities 0.2%
8,300	American Water Works Co., Inc.	284,192

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 2)
COMMON STOCKS (Continued)

Wireless Telecommunication Services 1.0%
33,900	MetroPCS Communications, Inc.*	$247,470
17,300	NII Holdings, Inc.*	242,114
22,283	Telephone & Data Systems, Inc.(a)	541,254
6,000	United States Cellular Corp.*	235,320

		1,266,158

	TOTAL COMMON STOCKS (cost $110,069,488)	122,971,501

EXCHANGE TRADED FUND 0.6%
16,400	iShares Russell Midcap Value Index Fund (cost $689,037)	783,920

	TOTAL LONG-TERM INVESTMENTS (cost $110,758,525)	123,755,421

SHORT-TERM INVESTMENTS 18.0%

AFFILIATED MONEY MARKET MUTUAL FUND
22,347,844	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $22,347,844; includes $21,577,565 of cash collateral for securities on loan)(b)(c)	22,347,844

	TOTAL INVESTMENTS 117.6% (cost $133,106,369; Note 5)	146,103,265
	Liabilities in excess of other assets (17.6%)	(21,834,504)

	NET ASSETS 100.0%	$124,268,761

The following abbreviations are used in the Portfolio descriptions:

REIT—Real Estate Investment Trust

NASDAQ—National Association for Securities Dealers

NYSE—New York Stock Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,763,789; cash collateral of $21,577,565 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	15

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$122,971,501	$—	$—
Exchanged Traded Fund	783,920	—	—
Affiliated Money Market Mutual Fund	22,347,844	—	—

Total	$146,103,265	$—	$—

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2012 were as follows:

Affiliated Money Market Mutual Fund (17.4% represents investments purchased with collateral from securities on loan)	18.0%
Multi-Utilities	8.7
Insurance	8.4
Commercial Banks	6.5
Electric Utilities	6.1
Real Estate Investment Trusts	6.1
Oil, Gas & Consumable Fuels	5.6
Healthcare Providers & Services	4.8
Computers & Peripherals	3.3
Food Products	3.1
Energy Equipment & Services	2.8
Aerospace & Defense	2.3
Consumer Finance	2.2
IT Services	2.2
Capital Markets	1.9
Commercial Services & Supplies	1.7
Food & Staples Retailing	1.6
Paper & Forest Products	1.6
Independent Power Producers & Energy Traders	1.6
Gas Utilities	1.5
Diversified Telecommunication Services	1.5
Machinery	1.5
Multi-Line Retail	1.5
Pharmaceuticals	1.5
Electronic Equipment, Instruments & Components	1.5
Household Durables	1.4
Auto Components	1.4%
Media	1.3
Hotels, Restaurants & Leisure	1.2
Beverages	1.1
Office Electronics	1.1
Containers & Packaging	1.0
Specialty Retail	1.0
Diversified Consumer Services	1.0
Wireless Telecommunication Services	1.0
Communications Equipment	1.0
Diversified Financial Services	1.0
Construction & Engineering	0.9
Chemicals	0.8
Semiconductors & Semiconductor Equipment	0.8
Airlines	0.8
Exchange Traded Fund	0.6
Software	0.6
Road & Rail	0.5
Thrifts & Mortgage Finance	0.5
Internet Services	0.5
Water Utilities	0.2
Metals & Mining	0.2
Tobacco	0.1
Healthcare Products	0.1

117.6
Liabilities in excess of other assets	(17.6)

100.0%

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	17

Statement of Assets and Liabilities

as of April 30, 2012 (Unaudited)

Assets
Investments at value, including securities on loan of $20,763,789:
Unaffiliated Investments (cost $110,758,525)	$123,755,421
Affiliated Investments (cost $22,347,844)	22,347,844
Cash	64,631
Receivable for Fund shares sold	340,230
Dividends and interest receivable	115,087
Prepaid expenses	822

Total assets	146,624,035

Liabilities
Payable to broker for collateral for securities on loan	21,577,565
Payable for Fund shares reacquired	436,361
Accrued expenses and other liabilities	185,366
Advisory fee payable	92,222
Distribution fee payable	43,684
Affiliated transfer agent fee payable	19,405
Deferred directors’ fee	671

Total liabilities	22,355,274

Net Assets	$124,268,761

Net assets were comprised of:
Common stock, at $.001 par value	$8,593
Paid-in capital in excess of par	113,830,660

113,839,253
Distributions in excess of net investment income	(97,480)
Accumulated net realized loss on investment transactions	(2,469,908)
Net unrealized appreciation on investments	12,996,896

Net assets, April 30, 2012	$124,268,761

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Class A:
Net asset value and redemption price per share ($70,154,384 ÷ 4,720,932 shares of common stock issued and outstanding)	$14.86
Maximum sales charge (5.5% of offering price)	.86

Maximum offering price to public	$15.72

Class B:
Net asset value, offering price and redemption price per share ($2,730,608 ÷ 202,976 shares of common stock issued and outstanding)	$13.45

Class C:
Net asset value, offering price and redemption price per share ($26,940,384 ÷ 2,008,519 shares of common stock issued and outstanding)	$13.41

Class L:
Net asset value, offering price and redemption price per share ($10,951,459 ÷ 749,629 shares of common stock issued and outstanding)	$14.61

Class Q:
Net asset value, offering price and redemption price per share ($6,470,609 ÷ 432,767 shares of common stock issued and outstanding)	$14.95

Class X:
Net asset value, offering price and redemption price per share ($1,327,752 ÷ 97,318 shares of common stock issued and outstanding)	$13.64

Class Z:
Net asset value, offering price and redemption price per share ($5,693,565 ÷ 380,613 shares of common stock issued and outstanding)	$14.96

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	19

Statement of Operations

Six Months Ended April 30, 2012 (Unaudited)

Net Investment Income
Investment Income
Unaffiliated dividend income	$1,664,934
Affiliated income from securities lending, net	27,975
Affiliated dividend income	1,155

Total income	1,694,064

Expenses
Advisory fee	573,214
Distribution fee—Class A	86,055
Distribution fee—Class B	14,083
Distribution fee—Class C	135,625
Distribution fee—Class L	27,288
Distribution fee—Class M	532
Distribution fee—Class X	2,086
Transfer agent’s fee and expenses (including affiliated expense of $43,100) (Note 3)	162,000
Registration fees	52,000
Custodian’s fees and expenses	37,000
Reports to shareholders	24,000
Audit fees	11,000
Legal fees and expenses	11,000
Directors’ fees	6,000
Insurance fees	2,000
Miscellaneous	7,722

Net expenses	1,151,605

Net investment income	542,459

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	3,258,295
Net change in unrealized appreciation (depreciation) on investments	6,552,303

Net gain on investments	9,810,598

Net Increase In Net Assets Resulting From Operations	$10,353,057

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Statement of Changes in Net Assets

(Unaudited)

	For Six Months Ended April 30, 2012	Year Ended October 31, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$542,459	$687,583
Net realized gain on investment transactions	3,258,295	15,594,385
Net change in unrealized appreciation (depreciation) on investments	6,552,303	(7,936,946)

Net increase in net assets resulting from operations	10,353,057	8,345,022

Dividends (Note 2)
Dividends from net investment income
Class A	(516,098)	(326,017)
Class B	(3,638)	—
Class C	(33,512)	—
Class L	(57,080)	(28,452)
Class M	(6,926)	(18,606)
Class Q	(160,607)	—
Class X	(15,116)	(18,794)
Class Z	(52,182)	(116,800)

Total dividends	(845,159)	(508,669)

Fund share transactions (Note 5)
Net proceeds from shares sold	3,673,140	9,988,166
Net asset value of shares issued in reinvestment of dividends	814,145	489,215
Cost of shares redeemed	(19,539,592)	(32,875,461)

Decrease in net assets from fund share transactions	(15,052,307)	(22,398,080)

Capital Contributions
Class M (Note 3)	—	404
Class X (Note 3)	52	458

	52	862

Total decrease in net assets	(5,544,357)	(14,560,865)

Net Assets
Beginning of period	129,813,118	144,373,983

End of period (a)	$124,268,761	$129,813,118

(a) Includes undistributed net investment income of:	$—	$205,220

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	21

Notes to Financial Statements

(Unaudited)

1. Organization

Prudential Investment Portfolios, Inc. 10 (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company was organized on March 5, 1997, as a Maryland Corporation. The Company operates as a series company. At April 30, 2012, the Company consisted of two diversified investment portfolios (each a “Fund” and collectively the “Funds”). The information presented in these financial statements pertains to Prudential Mid-Cap Value Fund (the “Fund”). The investment objective of the Fund is capital growth by investing primarily in common stocks of medium capitalization companies.

2. Significant Accounting Policies

The following accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Company and the Fund in the preparation of their financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via NASDAQ are valued at the official closing price as provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by

22	Visit our website at www.prudentialfunds.com

events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset value.

Investments in open-end, non-exchange traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Foreign Currency Translation: Fund securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based on the current rates of exchange. Purchases and sales of Fund securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions. Gains and losses resulting from changes in exchange rates applicable to long-term foreign securities are not reported separately from gains and losses arising from movements in securities prices. Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than Fund securities, resulting from changes in exchange rates.

Securities Lending: The Funds may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the

Prudential Mid-Cap Value Fund	23

Notes to Financial Statements

(Unaudited) continued

option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market. The Funds recognize income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Funds also continue to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognize any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and discounts on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends, if any, from net investment income are declared and paid at least annually. These dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America.

Net realized gains from investment transactions, if any, are distributed at least annually. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes: For federal income tax purposes, each Fund in the Company is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to

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distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Fund has entered into an investment management agreement with PI which provides that the Manager will furnish the Fund with investment advice and investment management and administrative services. The Manager has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The advisory fee paid to PI is computed daily and payable monthly at an annual rate of ..90% of the average daily net assets of the Fund up to $500 million, .85% of the next $500 million and .80% of the average daily net assets in excess of $1 billion. The effective management fee rate was .90% for the six months ended April 30, 2012.

Certain officers and directors of the Fund are officers or directors of the Manager. The Fund pays no compensation directly to their officers or interested directors.

Prudential Investment Management Services LLC (“PIMS”) and Prudential Annuities Distributors, Inc. (“PAD”), both affiliates of the Manager and an indirect, wholly owned subsidiary of Prudential, serve as the distributors of the Fund. The Company has adopted a separate Distribution and Service plan (each a “Plan” and collectively the “Plans”) for Class A, B, C, L, M, Q, X and Z shares of each Fund in accordance with the requirements of Rule 12b-1 of the 1940 Act, as amended. No distribution or service fees are paid to PIMS as distributor for Class Q or Class Z shares.

Prudential Mid-Cap Value Fund	25

Notes to Financial Statements

(Unaudited) continued

Under the Plans, the Fund compensates PIMS and PAD distribution and service fees at an annual rate up to .30%, 1.00%, 1.00%, .50%, 1.00% and 1.00% of the average daily net assets of the Class A, B, C, L, M and X shares, respectively. Through February 28, 2013, PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of Class A shares.

Management has received the maximum allowable amount of sales charges for Class M and X in accordance with regulatory limits. As such, any contingent deferred sales charges received by the Manager are contributed back into the Fund and included in the Statement of Changes in Net Assets and Financial Highlights as a contribution to capital.

During the year ended October 31, 2008, management determined that Class M and Class X shareholders had been charged sales charges in excess of regulatory limits. The Manager has paid these classes for the overcharge which is reflected in the Financial Highlights for Class M and Class X for the years ended October 31, 2008 and 2007.

During the six months ended April 30, 2012, PIMS has advised the Fund, front-end sales charges (“FESC”) and contingent deferred sales charges (“CDSC”) were as follows:

Class A FESC	Class A CDSC	Class B CDSC	Class C CDSC
$16,372	$273	$2,777	$852

4. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses shown in the Statements of Operations include certain out-of pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

26	Visit our website at www.prudentialfunds.com

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, served as the Fund’s securities lending agent. For the six months ended April 30, 2012, PIM has been compensated approximately $8,500 for these services.

5. Shares of Capital Stock

The Fund offers Class A, Class B, Class C, Class L, Class Q, Class X and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Purchases of $1 million or more are subject to a contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of their purchase. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of benefical interest. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class L shares are only exchangeable with Class L shares offered by the other Prudential Investments Funds. Class M automatically convert to Class A shares approximately eight years after purchase. As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale. Class X shares are closed to new purchases. Class X shares will automatically convert to Class A shares approximately ten years after purchase. The authorized capital stock of the Company is 5.5 billion shares, with a par value of $.001 per share. Of the Company’s authorized capital stock, 173 million authorized shares have been allocated to the Fund and divided into eight classes, designated Class A, Class B, Class C, Class L, Class M, Class Q, Class X and Class Z capital stock, each of which consists of 50 million, 10 million, 30 million, 2 million, 40 million, 1 million and 40 million authorized shares, respectively. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

For the year ended October 31, 2010, the Fund received $9,456 related to an affiliate’s settlement of regulatory proceedings involving allegations of improper trading. The per share effect of this amount is disclosed in the financial highlights for each of the share classes that is affected.

Prudential Mid-Cap Value Fund	27

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of capital stock, during the six months ended April 30, 2012, were as follows:

Class A	Shares	Amount
Six Months ended April 30, 2012:
Shares sold	129,258	$1,861,041
Shares issued in reinvestment of dividends and distributions	37,694	494,924
Shares reacquired	(504,694)	(7,245,218)

Net increase (decrease) in shares outstanding before conversion	(337,742)	(4,889,253)
Shares issued upon conversion from Class B, Class M and Class X	137,883	1,977,687
Shares reacquired upon conversion into Class Z	(1,661)	(23,193)

Net increase (decrease) in shares outstanding	(201,520)	$(2,934,759)

Year ended October 31, 2011:
Shares sold	290,278	$4,197,030
Shares issued in reinvestment of dividends and distributions	23,751	312,088
Shares reacquired	(1,404,217)	(19,651,476)

Net increase (decrease) in shares outstanding before conversion	(1,090,188)	(15,142,358)
Shares issued upon conversion from Class B, Class M and Class X	440,046	6,200,949
Shares reacquired upon conversion into Class Z	(41,496)	(604,311)

Net increase (decrease) in shares outstanding	(691,638)	$(9,545,720)

Class B
Six Months ended April 30, 2012:
Shares sold	19,400	$249,938
Shares issued in reinvestment of dividends and distributions	279	3,323
Shares reacquired	(21,233)	(272,302)

Net increase (decrease) in shares outstanding before conversion	(1,554)	(19,041)
Shares reacquired upon conversion into Class A	(32,815)	(428,248)

Net increase (decrease) in shares outstanding	(34,369)	$(447,289)

Year ended October 31, 2011:
Shares sold	55,268	$723,351
Shares reacquired	(68,301)	(872,904)

Net increase (decrease) in shares outstanding before conversion	(13,033)	(149,553)
Shares reacquired upon conversion into Class A	(94,292)	(1,207,901)

Net increase (decrease) in shares outstanding	(107,325)	$(1,357,454)

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Class C	Shares	Amount
Six Months ended April 30, 2012:
Shares sold	42,019	$544,315
Shares issued in reinvestment of dividends and distributions	2,646	31,465
Shares reacquired	(230,214)	(2,995,858)

Net increase (decrease) in shares outstanding	(185,549)	$(2,420,078)

Year ended October 31, 2011:
Shares sold	80,138	$1,027,265
Shares reacquired	(409,203)	(5,238,736)

Net increase (decrease) in shares outstanding before conversion	(329,065)	(4,211,471)
Shares reacquired upon conversion into Class Z	(3,092)	(36,187)

Net increase (decrease) in shares outstanding	(332,157)	$(4,247,658)

Class L
Six Months ended April 30, 2012:
Shares sold	543	$7,400
Shares issued in reinvestment of dividends and distributions	4,053	52,366
Shares reacquired	(57,407)	(810,768)

Net increase (decrease) in shares outstanding	(52,811)	$(751,002)

Year ended October 31, 2011:
Shares sold	2,104	$29,731
Shares issued in reinvestment of dividends and distributions	2,026	26,190
Shares reacquired	(123,155)	(1,710,840)

Net increase (decrease) in shares outstanding	(119,025)	$(1,654,919)

Class M
Period ended April 13, 2012**:
Shares issued in reinvestment of dividends and distributions	526	$6,299
Shares reacquired	(2,613)	(33,062)

Net increase (decrease) in shares outstanding before conversion	(2,087)	(26,763)
Shares reacquired upon conversion into Class A	(76,744)	(1,000,953)

Net increase (decrease) in shares outstanding	(78,831)	$(1,027,716)

Year ended October 31, 2011:
Shares sold	1,863	$23,544
Shares issued in reinvestment of dividends and distributions	1,448	17,371
Shares reacquired	(20,792)	(292,886)

Net increase (decrease) in shares outstanding before conversion	(17,481)	(251,971)
Shares reacquired upon conversion into Class A	(236,407)	(3,049,310)

Net increase (decrease) in shares outstanding	(253,888)	$(3,301,281)

Prudential Mid-Cap Value Fund	29

Notes to Financial Statements

(Unaudited) continued

Class Q	Shares	Amount
Six Months ended April 30, 2012:
Shares issued in reinvestment of dividends and distributions	12,176	$160,607
Shares reacquired	(486,997)	(7,228,373)

Net increase (decrease) in shares outstanding	(474,821)	$(7,067,766)

Period January 18, 2011* through October 31, 2011:
Shares sold	41,920	$601,415
Shares reacquired	(94,765)	(1,400,000)

Net increase (decrease) in shares outstanding before conversion	(52,845)	(798,585)
Shares issued upon conversion from Class Z	960,433	13,926,271

Net increase (decrease) in shares outstanding	907,588	$13,127,686

Class X
Six Months ended April 30, 2012:
Shares sold	197	$2,623
Shares issued in reinvestment of dividends and distributions	1,251	15,092
Shares reacquired	(10,714)	(142,264)

Net increase (decrease) in shares outstanding before conversion	(9,266)	(124,549)
Shares reacquired upon conversion into Class A	(41,457)	(548,486)

Net increase (decrease) in shares outstanding	(50,723)	$(673,035)

Year ended October 31, 2011:
Shares sold	1,294	$17,524
Shares issued in reinvestment of dividends and distributions	1,551	18,723
Shares reacquired	(53,793)	(719,031)

Net increase (decrease) in shares outstanding before conversion	(50,948)	(682,784)
Shares reacquired upon conversion into Class A	(137,949)	(1,786,509)

Net increase (decrease) in shares outstanding	(188,897)	$(2,469,293)

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Class Z	Shares	Amount
Six Months ended April 30, 2012:
Shares sold	69,054	$1,007,823
Shares issued in reinvestment of dividends and distributions	3,793	50,069
Shares reacquired	(55,640)	(811,747)

Net increase (decrease) in shares outstanding before conversion	17,207	246,145
Shares issued upon conversion from Class A	1,648	23,193

Net increase (decrease) in shares outstanding	18,855	$269,338

Year ended October 31, 2011:
Shares sold	231,095	$3,368,306
Shares issued in reinvestment of dividends and distributions	8,694	114,843
Shares reacquired	(223,907)	(2,989,588)

Net increase (decrease) in shares outstanding before conversion	15,882	493,561
Shares issued upon conversion from Class A and Class C	43,991	640,497
Shares reacquired upon conversion into Class A and Class Q	(972,300)	(14,083,499)

Net increase (decrease) in shares outstanding	(912,427)	$(12,949,441)

*	Commencement of operations.
**	End of operations.

6. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2012 was as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$133,561,846	$21,340,270	$(8,798,851)	$12,541,419

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2011 of approximately $5,273,000 which expires in 2017. The Fund utilized capital loss carryforward to offset net taxable capital gains realized in the fiscal year ended October 31, 2011 of approximately $15,693,000. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to

Prudential Mid-Cap Value Fund	31

Notes to Financial Statements

(Unaudited) continued

carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. Portfolio Securities

Purchases and sales of securities, other than U.S. government securities and short term obligations, during the six months ended April 30, 2012, were $8,798,597 and $24,275,323, respectively.

8. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of .08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another Syndicated Credit Agreement of a $750 million commitment with an annualized commitment fee of .10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

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The Fund did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2012.

Note 9. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements.” The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Prudential Mid-Cap Value Fund	33

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2012		2011	2010	2009	2008	2007
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.83		$13.12	$10.65	$9.07	$18.38	$18.26
Income (loss) from investment operations:
Net investment income	.07		.09	.08	.09	.15	.06
Net realized and unrealized gain (loss) on investments	1.07		.68	2.48	1.68	(5.65)	1.68
Total from investment operations	1.14		.77	2.56	1.77	(5.50)	1.74
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.06)	(.09)	(.19)	(.06)	-
Distributions from net realized gains	-		-	-	-	(3.75)	(1.62)
Total dividends and distributions	(.11)		(.06)	(.09)	(.19)	(3.81)	(1.62)
Capital Contributions (Note 5)	-		-	- *	-	-	-
Net asset value, end of period	$14.86		$13.83	$13.12	$10.65	$9.07	$18.38
Total Return(a)	8.31%		5.90%	24.14%	20.16%	(36.25)%	9.78%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$70.2		$68.1	$73.6	$62.4	$36.1	$54.8
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	1.66%	(d)	1.63%	1.61%	1.72%	1.53%	1.48%
Expenses before advisory fee waiver and expense reimbursement	1.66%	(d)	1.63%	1.61%	1.72%	1.53%	1.48%
Net investment income	.99%	(d)	.63%	.65%	.97%	1.18%	.34%
Portfolio turnover rate	7%	(e)	37%	26%	38%	37%	78%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

* Less than $.005.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2012		2011	2010	2009	2008	2007
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.48		$11.87	$9.66	$8.22	$17.07	$17.19
Income (loss) from investment operations:
Net investment income (loss)	.02		(.02)	(.01)	.06	.05	(.07)
Net realized and unrealized gain (loss) on investments	.97		.63	2.25	1.49	(5.15)	1.57
Total from investment operations	.99		.61	2.24	1.55	(5.10)	1.50
Less Dividends and Distributions:
Dividends from net investment income	(.02)		-	(.03)	(.11)	-	-
Distributions from net realized gains	-		-	-	-	(3.75)	(1.62)
Total dividends and distributions	(.02)		-	(.03)	(.11)	(3.75)	(1.62)
Capital Contributions (Note 5)	-		-	- *	-	-	-
Net asset value, end of period	$13.45		$12.48	$11.87	$9.66	$8.22	$17.07
Total Return(a)	7.91%		5.14%	23.20%	19.29%	(36.69)%	8.99%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2.7		$3.0	$4.1	$4.2	$17.0	$40.6
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	2.41%	(d)	2.38%	2.36%	2.47%	2.28%	2.23%
Expenses before advisory fee waiver and expense reimbursement	2.41%	(d)	2.38%	2.36%	2.47%	2.28%	2.23%
Net investment income (loss)	.26%	(d)	(.12)%	(.08)%	.84%	.43%	(.42)%
Portfolio turnover rate	7%	(e)	37%	26%	38%	37%	78%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

* Less than $.005.

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	35

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2012		2011	2010	2009	2008	2007
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.44		$11.84	$9.63	$8.20	$17.05	$17.17
Income (loss) from investment operations:
Net investment income (loss)	.02		(.02)	(.01)	.03	.05	(.07)
Net realized and unrealized gain (loss) on investments	.97		.62	2.25	1.51	(5.15)	1.57
Total from investment operations	.99		.60	2.24	1.54	(5.10)	1.50
Less Dividends and Distributions:
Dividends from net investment income	(.02)		-	(.03)	(.11)	-	-
Distributions from net realized gains	-		-	-	-	(3.75)	(1.62)
Total dividends and distributions	(.02)		-	(.03)	(.11)	(3.75)	(1.62)
Capital Contributions (Note 5)	-		-	- *	-	-	-
Net asset value, end of period	$13.41		$12.44	$11.84	$9.63	$8.20	$17.05
Total Return(a)	7.94%		5.07%	23.27%	19.21%	(36.74)%	9.00%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$26.9		$27.3	$29.9	$27.8	$28.8	$67.3
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	2.41%	(d)	2.38%	2.36%	2.47%	2.28%	2.23%
Expenses before advisory fee waiver and expense reimbursement	2.41%	(d)	2.38%	2.36%	2.47%	2.28%	2.23%
Net investment income (loss)	.24%	(d)	(.12)%	(.09)%	.43%	.42%	(.42)%
Portfolio turnover rate	7%	(e)	37%	26%	38%	37%	78%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

* Less than $.005.

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Class L Shares
	Six Months Ended April 30,		Year Ended October 31,
	2012		2011	2010	2009	2008	2007
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.58		$12.87	$10.46	$8.91	$18.12	$18.07
Income (loss) from investment operations:
Net investment income	.05		.05	.05	.08	.12	.01
Net realized and unrealized gain (loss) on investments	1.05		.69	2.42	1.63	(5.56)	1.66
Total from investment operations	1.10		.74	2.47	1.71	(5.44)	1.67
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.03)	(.06)	(.16)	(.02)	-
Distributions from net realized gains	-		-	-	-	(3.75)	(1.62)
Total dividends and distributions	(.07)		(.03)	(.06)	(.16)	(3.77)	(1.62)
Capital Contributions (Note 5)	-		-	- *	-	-	-
Net asset value, end of period	$14.61		$13.58	$12.87	$10.46	$8.91	$18.12
Total Return(a)	8.18%		5.77%	23.75%	19.75%	(36.41)%	9.54%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11.0		$10.9	$11.9	$11.5	$12.5	$29.1
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	1.91%	(d)	1.88%	1.86%	1.97%	1.78%	1.73%
Expenses before advisory fee waiver and expense reimbursement	1.91%	(d)	1.88%	1.86%	1.97%	1.78%	1.73%
Net investment income	.74%	(d)	.38%	.41%	.94%	.93%	.08%
Portfolio turnover rate	7%	(e)	37%	26%	38%	37%	78%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

* Less than $.005.

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	37

Financial Highlights

(Unaudited) continued

Class M Shares
	Period Ended April 13,		Year Ended October 31,
	2012(h)		2011	2010	2009	2008	2007(e)
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.63		$11.98	$9.73	$8.27	$17.06	$17.16
Income (loss) from investment operations:
Net investment income	.08		.09	.08	.11	.14	.02
Net realized and unrealized gain (loss) on investments	.70		.62	2.25	1.50	(5.10)	1.60
Total from investment operations	.78		.71	2.33	1.61	(4.96)	1.62
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.06)	(.09)	(.18)	-	-
Distributions from net realized gains	-		-	-	-	(3.84)	(1.74)
Total dividends and distributions	(.11)		(.06)	(.09)	(.18)	(3.84)	(1.74)
Capital Contributions (Note 3 and 5)	-		- *	.01	.03	.01	.02
Net asset value, end of period	$13.30		$12.63	$11.98	$9.73	$8.27	$17.06
Total Return(a)	6.23%		5.97%	24.19%	20.42%	(35.54)%	9.92% (c)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$ .1		$1.0	$4.0	$9.5	$20.3	$69.7
Ratios to average net assets(d):
Expenses after advisory fee waiver and expense reimbursement	1.64%	(f)	1.63%	1.61%	1.72%	1.67%	1.69%
Expenses before advisory fee waiver and expense reimbursement	1.64%	(f)	1.63%	1.61%	1.72%	1.67%	1.69%
Net investment income	1.30%	(f)	.66%	.74%	1.39%	1.17%	.11%
Portfolio turnover rate	7%	(g)(i)	37%	26%	38%	37%	78%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Total return has been adjusted to reflect the manager payment for sales charges in excess of regulatory limits. If the manager had not adjusted the Fund, the total return would have been 8.95% for the year ended October 31, 2007.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Certain information has been adjusted to reflect a manager payment for sales charges incurred by shareholders in excess of regulatory limits. If the manager had not adjusted the Fund, the per share operating performance would reflect a net investment loss, net realized and unrealized gain on investments and distributions from net unrealized gains of $(.07), $1.56 and $(1.62), respectively. Furthermore, the annual expenses (both after and before fee waiver and expense reimbursement) and net investment income ratios would have been 2.23%, 2.23% and (.43)%, respectively and the ending net asset value would be $17.03 for the year ended October 31, 2007.

(f) Annualized.

(g) Not Annualized.

(h) As of April 13, 2012, the last conversion of Class M shares was completed. There are no shares outstanding and Class M shares are no longer being offered for sale.

(i) Calculated as of April 30, 2012.

* Less than $0.005.

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Class Q Shares
	Six Months Ended April 30,		January 18, 2011(d) through October 31,
	2012		2011
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.95		$14.50
Income (loss) from investment operations:
Net investment income	.11		.11
Net realized and unrealized gain (loss) on investments	1.07		(.66)
Total from investment operations	1.18		(.55)
Less Dividends and Distributions:
Dividends from net investment income	(.18)		-
Distributions from net realized gains	-		-
Total dividends and distributions	(.18)		-
Net asset value, end of period	$14.95		$13.95
Total Return(a)	8.61%		(3.79)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6.5		$12.7
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	1.14%	(e)	1.13%	(e)
Expenses before advisory fee waiver and expense reimbursement	1.14%	(e)	1.13%	(e)
Net investment income	1.60%	(e)	.99%	(e)
Portfolio turnover rate	7%	(f)	37%	(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	39

Financial Highlights

(Unaudited) continued

Class X Shares
	Six Months Ended April 30,		Year Ended October 31,
	2012		2011	2010	2009	2008	2007(c)
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.70		$12.05	$9.79	$8.37	$17.29	$17.23
Income (loss) from investment operations:
Net investment income	.07		.09	.08	.10	.15	.10
Net realized and unrealized gain (loss) on investments	.98		.62	2.26	1.52	(5.21)	1.58
Total from investment operations	1.05		.71	2.34	1.62	(5.06)	1.68
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.06)	(.09)	(.21)	(.11)	-
Distributions from net realized gains	-		-	-	-	(3.75)	(1.62)
Total dividends and distributions	(.11)		(.06)	(.09)	(.21)	(3.86)	(1.62)
Capital Contributions (Note 3 and 5)	-	*	- *	.01	.01	- *	- *
Net asset value, end of period	$13.64		$12.70	$12.05	$9.79	$8.37	$17.29
Total Return(a)	8.34%		5.93%	24.15%	20.15%	(36.07)%	10.04%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.3		$1.9	$4.1	$5.3	$6.9	$15.7
Ratios to average net assets(d):
Expenses after advisory fee waiver and expense reimbursement	1.66%	(e)	1.63%	1.61%	1.72%	1.48%	1.23%
Expenses before advisory fee waiver and expense reimbursement	1.66%	(e)	1.63%	1.61%	1.72%	1.48%	1.23%
Net investment income	1.02%	(e)	.65%	.69%	1.24%	1.23%	.58%
Portfolio turnover rate	7%	(f)	37%	26%	38%	37%	78%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Certain information has been adjusted to reflect a manager payment for sales charges incurred by shareholders in excess of regulatory limits. Total Return has not been adjusted to reflect the manager payment for sales charges in excess of regulatory limits.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not Annualized.

* Less than $.005.

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2012		2011	2010	2009	2008	2007
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.94		$13.21	$10.72	$9.14	$18.50	$18.30
Income (loss) from investment operations:
Net investment income	.09		.15	.11	.11	.18	.11
Net realized and unrealized gain (loss) on investments	1.07		.67	2.49	1.69	(5.68)	1.71
Total from investment operations	1.16		.82	2.60	1.80	(5.50)	1.82
Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.09)	(.11)	(.22)	(.11)	-
Distributions from net realized gains	-		-	-	-	(3.75)	(1.62)
Total dividends and distributions	(.14)		(.09)	(.11)	(.22)	(3.86)	(1.62)
Capital Contributions (Note 5)	-		-	- *	-	-	-
Net asset value, end of period	$14.96		$13.94	$13.21	$10.72	$9.14	$18.50
Total Return(a)	8.47%		6.26%	24.43%	20.41%	(36.08)%	10.24%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5.7		$5.0	$16.8	$16.2	$8.2	$13.8
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	1.41%	(d)	1.38%	1.36%	1.47%	1.28%	1.23%
Expenses before advisory fee waiver and expense reimbursement	1.41%	(d)	1.38%	1.36%	1.47%	1.28%	1.23%
Net investment income	1.22%	(d)	1.07%	.90%	1.18%	1.43%	.58%
Portfolio turnover rate	7%	(e)	37%	26%	38%	37%	78%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

* Less than $.005.

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	41

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTORS	Prudential Annuities Distributors, Inc.	One Corporate Drive Shelton, CT 06484

	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Mid-Cap Value Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL MID-CAP VALUE FUND

SHARE CLASS	A	B	C	L	Q	X	Z
NASDAQ	SPRAX	SVUBX	NCBVX	NABVX	PMVQX	NBVZX	SPVZX
CUSIP	74441L105	74441L204	74441L303	74441L402	74441L824	74441L600	74441L709

MF202E2    0226473-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)    (1)    Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 10

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 21, 2012

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	June 21, 2012